UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report

APRIL 30, 2008 | (UNAUDITED)

BlackRock Investment Quality Municipal Trust Inc. (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock Long-Term Municipal Advantage Trust (BTA)

BlackRock California Investment Quality Municipal Trust Inc. (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust Inc. (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	-9.64%	-4.68%

Small cap U.S. equities (Russell 2000 Index)	-12.92	-10.96

International equities (MSCI Europe, Australasia, Far East Index)	-9.21	-1.78

Fixed income (Lehman Brothers U.S. Aggregate Index)	+4.08	+6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.47	+2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	-0.73	-0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Trust Summary as of April 30, 2008	BlackRock Investment Quality Municipal Trust

Investment Objective

BlackRock Investment Quality Municipal Trust (BKN) (the “Trust”) seeks is to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax consistent with the preservation of capital.

Performance

For the six months ended April 30, 2008, the Trust returned -0.03% based on market price, with dividends reinvested. The Trust’s return based on net asset value (“NAV”) was -3.85%, with dividends reinvested. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of -2.54% on a NAV basis. Detracting from results for the period were the Trust’s holdings in longer-dated issues, which proved more volatile as risk spreads increased and the municipal yield curve steepened. Positive contributors to performance included the Trust’s greater-than-average distribution rate and its largely neutral duration positioning during a period of municipal bond relative underperformance and increasing rates.

Trust Information

Symbol on New York Stock Exchange	BKN
Initial Offering Date	February 19, 1993
Yield on Closing Market Price as of April 30, 2008 ($15.81)[1]	6.07%
Tax Equivalent Yield[2]	9.34%
Current Monthly Distribution per Common Share[3]	$0.08
Current Annualized Distribution per Common Share[3]	$0.96
Leverage as of April 30, 2008[4]	39%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.063. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

4

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Auction Market Preferred Shares (“Preferred Shares”)) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$15.81	$16.35	(3.30%)	$17.20	$14.09
Net Asset Value	$13.70	$14.73	(6.99%)	$14.76	$12.86

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

City, County & State	20%	21%
Hospitals	16	16
Transportation	12	9
Power	11	10
Education	10	8
Housing	9	9
Industrial & Pollution Control	8	11
Tax Revenue	5	5
Water & Sewer	4	3
Tobacco	3	2
Lease Revenue	2	6

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	37%	49%
AA/Aa	20	17
A	15	8
BBB/Baa	13	14
BB/Ba	1	3
B	3	2
Not Rated[2]	11	7

1	Using the higher of Standard & Poor’s or Moody’s Investors ratings.
2

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $16,453,046 representing 5% and $6,340,657 representing 2%, respectively, of the Trust’s long-term investments.

4	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Municipal Income Trust

Investment Objective

BlackRock Municipal Income Trust (BFK) (the “Trust”) seeks to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax.

Performance

For the six months ended April 30, 2008, the Trust returned -2.40% based on market price, with dividends reinvested. The Trust’s return based on NAV was -4.94%, with dividends reinvested. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of -2.54% on a NAV basis. Detracting from the Trust’s performance was its effectively neutral duration positioning during a period of rising municipal bond yields. A greater exposure to lower-rated issues also hindered results, although the incremental income generated by these issues enabled the Trust to maintain a distribution yield above that of its Lipper peer average.

Trust Information

Symbol on New York Stock Exchange	BFK
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of April 30, 2008 ($15.01)[1]	6.20%
Tax Equivalent Yield[2]	9.54%
Current Monthly Distribution per Common Share[3]	$0.0775
Current Annualized Distribution per Common Share[3]	$0.93
Leverage as of April 30, 2008[4]	39%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.0686. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

4

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$15.01	$15.92	(5.72%)	$16.00	$13.39
Net Asset Value	$13.36	$14.55	(8.18%)	$14.58	$12.59

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Hospitals	25%	24%
Industrial & Pollution Control	13	17
City, County & State	10	10
Transportation	10	10
Education	10	8
Power	9	8
Housing	9	8
Tobacco	5	5
Tax Revenue	4	5
Lease Revenue	3	3
Water & Sewer	2	2

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	32%	33%
AA/Aa	12	13
A/A	19	21
BBB/Ba	16	18
BB/Ba	2	4
B	6	6
CCC/Caa	1	—
Not Rated[2]	12	5

1	Using the higher of Standard & Poor’s or Moody’s Investors ratings.
2

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $22,907,201 representing 2% and $12,328,689 representing 1%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	APRIL 30, 2008	5

Trust Summary as of April 30, 2008	BlackRock Long-Term Municipal Advantage Trust

Investment Objective

BlackRock Long-Term Municipal Advantage Trust (BTA) (the “Trust”) seeks to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax.

Performance

For the six months ended April 30, 2008, the Trust returned -1.49% based on market price, with dividends reinvested. The Trust’s return based on NAV was -7.21%, with dividends reinvested. For the same period, the closed-end Lipper General & Insured Municipal Funds (Unleveraged) category posted an average return of -0.70% on a NAV basis. Notably, the Lipper category contains a mix of both insured and uninsured funds that do not employ leverage. This stands in sharp contrast to the Trust, which utilizes a high degree of leverage. An emphasis on non-investment grade credits and long duration positioning further differentiates the Trust from its Lipper peers. Accordingly, the Trust’s relative performance will pale in times of rising interest rates and wider credit spreads, which we saw during this period.

Trust Information

Symbol on New York Stock Exchange	BTA
Initial Offering Date	February 28, 2006
Yield on Closing Market Price as of April 30, 2008 ($11.63)[1]	5.67%
Tax Equivalent Yield[2]	8.72%
Current Monthly Distribution per Common Share[3]	$0.055
Current Annualized Distribution per Common Share[3]	$0.66
Leverage as of April 30, 2008[4]	47%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	Tax equivalent yield assumes the maximum federal tax rate of 35%.
3	The distribution is not constant and is subject to change.
4

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Tender Option Bond Trusts (“TOBs”)) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$11.63	$12.14	(4.20%)	$12.54	$10.78
Net Asset Value	$12.38	$13.72	(9.77%)	$13.75	$11.18

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Education	24%	21%
Hospital	18	19
Housing	12	11
Tobacco	10	9
Transportation	10	9
Industrial & Pollution Control	8	8
Power	7	6
Lease Revenue	5	4
Water & Sewer	2	9
City, County & State	2	3
Tax Revenue	2	1

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	28%	36%
AA/Aa	38	32
A	4	3
BBB/Baa	18	17
BB/Ba	1	1
B/B	3	3
Not Rated[2]	8	8

1	Using the higher of Standard & Poor’s or Moody’s Investors ratings.
2

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $2,618,490 representing 1% and $6,660,850 representing 2%, respectively, of the Trust’s long-term investments.

6	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock California Investment Quality Municipal Trust

Investment Objective

BlackRock California Investment Quality Municipal Trust (RAA) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal and California income tax consistent with preservation of capital.

Performance

For the six months ended April 30, 2008, the Trust returned +4.16% based on market price, with dividends reinvested. The Trust’s return based on NAV was -1.77%, with dividends reinvested. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of -1.42% on a NAV basis. Widening credit spreads for lower-rated bonds and those insured by the monoline insurance companies contributed to the decline in the Trust’s NAV. Management’s effort to moderate the contribution of current yield to the total return was partially negated by higher short-term borrowing costs. The Trust’s duration remained neutral.

Trust Information

Symbol on American Stock Exchange	RAA
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of April 30, 2008 ($12.80)[1]	4.50%
Tax Equivalent Yield[2]	6.92%
Current Monthly Distribution per Common Share[3]	$0.048
Current Annualized Distribution per Common Share[3]	$0.576
Leverage as of April 30, 2008[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.0465. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$12.80	$12.57	1.83%	$13.30	$11.80
Net Asset Value	$13.31	$13.86	(3.97%)	$14.06	$12.55

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

City, County & State	31%	27%
Education	15	15
Tobacco	11	11
Industrial & Pollution Control	10	10
Lease Revenue	7	4
Water & Sewer	6	6
Hospitals	5	10
Housing	5	5
Power	4	6
Transportation	3	3
Resource Recovery	3	3

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	60%	50%
AA/Aa	3	2
A	16	24
BBB/Baa	11	14
B	5	5
Not Rated	5	5

[1]	Using the higher of Standard & Poor’s or Moody’s Investors ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2008	7

Trust Summary as of April 30, 2008	BlackRock California Municipal Income Trust

Investment Objective

BlackRock California Municipal Income Trust (BFZ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and California income taxes.

Performance

For the six months ended April 30, 2008, the Trust returned +3.87% based on market price, with dividends reinvested. The Trust’s return based on NAV was -0.72%, with dividends reinvested. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of -1.42% on a NAV basis. A slightly defensive duration stance and a higher cash equivalent reserve position versus its Lipper peers provided the Trust’s NAV some cushion against volatility from widening credit spreads and rising long-term investment rates. Management’s strategy is to balance total return by opportunistically improving current yield, while maintaining a neutral duration.

Trust Information

Symbol on New York Stock Exchange	BFZ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of April 30, 2008 ($15.91)[1]	5.74%
Tax Equivalent Yield[2]	8.83%
Current Monthly Distribution per Common Share[3]	$0.076074
Current Annualized Distribution per Common Share[3]	$0.912888
Leverage as of April 30, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.0682. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$15.91	$15.82	0.57%	$16.51	$14.32
Net Asset Value	$14.39	$14.97	(3.87%)	$15.16	$13.62

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

City, County & State	28%	23%
Hospitals	14	15
Education	12	12
Housing	12	11
Transportation	10	9
Tobacco	7	7
Lease Revenue	7	7
Power	5	7
Industrial & Pollution Control	4	6
Resource Recovery	1	1
Water & Sewer	—	2

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	45%	44%
AA/Aa	6	3
A	22	30
BBB/Baa	9	13
B	1	1
Not Rated	17 [2]	9

[1]	Using the higher of Standard & Poor’s or Moody’s Investors ratings.
[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008, the market value of these securities was $2,247,492 representing 1% of the Trust’s long-term investments.

8	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Florida Investment Quality Municipal Trust

Investment Objective

BlackRock Florida Investment Quality Municipal Trust (RFA) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and to provide an exemption from Florida intangible personal property taxes consistent with preservation of capital.

Performance

For the six months ended April 30, 2008, the Trust returned -2.62% based on market price, with dividends reinvested. The Trust’s return based on NAV was -3.41%, with dividends reinvested. For the same period, the closed-end Lipper Florida Municipal Debt Funds category posted an average return of -1.18% on a NAV basis. Problems within the monoline insurance industry had a negative impact on the entire insured municipal market, detracting from the Trust’s performance for the period. Healthcare, tax increment financing, housing and corporate-backed bonds were the weakest performers. Conversely, an overweight in pre-refunded bonds benefited results, as the yield curve steepened and shorter-maturity issues outperformed.

Trust Information

Symbol on American Stock Exchange	RFA
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of April 30, 2008 ($11.28)[1]	4.73%
Tax Equivalent Yield[2]	7.28%
Current Monthly Distribution per Common Share[3]	$0.0445
Current Annualized Distribution per Common Share[3]	$0.534
Leverage as of April 30, 2008[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$11.28	$11.86	(4.89%)	$12.07	$10.69
Net Asset Value	$12.67	$13.43	(5.66%)	$13.45	$11.85

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Hospitals	19%	23%
City, County & State	19	15
Water & Sewer	14	13
Tax Revenue	13	9
Housing	11	11
Lease Revenue	8	10
Transportation	7	3
Education	6	13
Industrial & Pollution Control	2	2
Power	1	1

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	62%	62%
AA/Aa	11	10
A/A	4	5
BBB/Baa	10	9
BB/Ba	2	2
Not Rated	11 [2]	12

[1]	Using the higher of Standard & Poor’s or Moody’s Investors ratings.
[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008, the market value of these securities was $236,927 representing 1% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT	APRIL 30, 2008	9

Trust Summary as of April 30, 2008	BlackRock Florida Municipal Income Trust

Investment Objective

BlackRock Florida Municipal Income Trust (BBF) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and Florida intangible personal property tax.

Performance

For the six months ended April 30, 2008, the Trust returned -0.04% based on market price, with dividends reinvested. The Trust’s return based on NAV was -0.80%, with dividends reinvested. For the same period, the closed-end Lipper Florida Municipal Debt Funds category posted an average return of -1.18% on a NAV basis. The Trust’s significant overweight in pre-refunded bonds, which tend to have intermediate maturities, benefited performance for the period, as the yield curve steepened and these issues outperformed. Conversely, problems within the monoline insurance industry had a negative impact on the entire insured municipal market, hampering the performance of the Trust and its peers.

Trust Information

Symbol on New York Stock Exchange	BBF
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of April 30, 2008 ($14.64)[1]	5.97%
Tax Equivalent Yield[2]	9.18%
Current Monthly Distribution per Common Share[3]	$0.072875
Current Annualized Distribution per Common Share[3]	$0.8745
Leverage as of April 30, 2008[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$14.64	$15.10	(3.05%)	$15.55	$13.46
Net Asset Value	$14.48	$15.05	(3.79%)	$15.11	$13.70

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Hospitals	33%	31%
City, County & State	28	28
Water & Sewer	9	11
Tax Revenue	9	8
Education	7	9
Transportation	5	3
Lease Revenue	4	5
Housing	2	3
Industrial & Pollution Control	2	1
Power	1	1

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	40%	45%
AA/Aa	19	25
A/A	11	3
BBB/Baa	10	8
BB/Ba	2	2
Not Rated[2]	18	17

1	Using the higher of Standard & Poor’s or Moody’s Investors ratings.
2

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was $14,853,000 representing 10% and $1,562,493 representing 1%, respectively, of the Trust’s long-term investments.

10	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock New Jersey Investment Quality Municipal Trust

Investment Objective

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital.

Performance

For the six months ended April 30, 2008, the Trust returned +6.91% based on market price, with dividends reinvested. The Trust’s return based on NAV was -4.56%, with dividends reinvested. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of -1.91% on a NAV basis. The Trust’s relatively long duration posture and holdings in lower-rated issues hindered comparative performance for the period. The Trust’s BMA (a short-term municipal market benchmark rate) hedges also detracted as cash positions underperformed swap rates. Management has been unable to restructure the portfolio, as new issuance of New Jersey securities has declined significantly.

Trust Information

Symbol on American Stock Exchange	RNJ
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of April 30, 2008 ($15.51)[1]	5.26%
Tax Equivalent Yield[2]	8.09%
Current Monthly Distribution per Common Share[3]	$0.068
Current Annualized Distribution per Common Share[3]	$0.816
Leverage as of April 30, 2008[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.0514. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change		High	Low

Market Price	$15.51	$14.96	3.68%		$17.44	$13.00
Net Asset Value	$12.56	$13.57	(7.44%	)	$13.62	$12.08

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Hospitals	21%	19%
Transportation	19	20
Education	14	10
Tax Revenue	8	10
Industrial & Pollution Control	8	8
Water & Sewer	8	7
Housing	7	11
City, County & State	6	6
Tobacco	5	4
Power	2	3
Lease Revenue	2	2

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	55%	49%
AA/Aa	—	3
A	8	11
BBB/Baa	19	29
B	4	5
Not Rated	14	3

[1]	Using the higher of Standard & Poor’s or Moody’s Investors ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2008	11

Trust Summary as of April 30, 2008	BlackRock New Jersey Municipal Income Trust

Investment Objective

BlackRock New Jersey Municipal Income Trust (BNJ) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New Jersey gross income tax.

Performance

For the six months ended April 30, 2008, the Trust returned +1.87% based on market price, with dividends reinvested. The Trust’s return based on NAV was -2.14%, with dividends reinvested. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of -1.91% on a NAV basis. The Trust’s overweight in lower-rated issues was the primary detractor from comparative performance, as these securities underperformed amid continued widening in credit spreads. However, the incremental income these holdings generated continued to enhance the Trust’s above-average dividend yield. A relatively neutral duration posture during a period of rising interest rates in the municipal market also contributed positively.

Trust Information

Symbol on New York Stock Exchange	BNJ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of April 30, 2008 ($16.66)[1]	5.74%
Tax Equivalent Yield[2]	8.83%
Current Monthly Distribution per Common Share[3]	$0.079625
Current Annualized Distribution per Common Share[3]	$0.9555
Leverage as of April 30, 2008[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.0776. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$16.66	$16.90	(1.42%)	$18.34	$15.13
Net Asset Value	$14.67	$15.49	(5.29%)	$15.58	$14.05

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Hospitals	28%	26%
Housing	18	19
Education	9	8
City, County & State	8	10
Transportation	8	9
Lease Revenue	8	5
Tobacco	7	8
Tax Revenue	7	7
Industrial & Pollution Control	6	6
Water & Sewer	1	1
Power	—	1

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	38%	40%
A	20	27
BBB/Baa	21	27
B	3	3
Not Rated	18	3

[1]	Using the higher of Standard & Poor’s or Moody’s Investors ratings.

12	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock New York Investment Quality Municipal Trust

Investment Objective

BlackRock New York Investment Quality Municipal Trust (RNY) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal, New York State and New York City income tax consistent with preservation of capital.

Performance

For the six months ended April 30, 2008, the Trust returned -3.85% based on market price, with dividends reinvested. The Trust’s return based on NAV was -1.12%, with dividends reinvested. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of -0.95% on a NAV basis. The relative return was hampered by the Trust’s longer-dated holdings, which proved more volatile as risk spreads increased and the municipal yield curve steepened. Conversely, the Trust’s above-average distribution yield and neutral duration position during a period of rising interest rates in the municipal market benefited comparative performance.

Trust Information

Symbol on American Stock Exchange	RNY
Initial Offering Date	May 28, 1993
Yield on Closing Market Price as of April 30, 2008 ($14.28)[1]	5.63%
Tax Equivalent Yield[2]	8.66%
Current Monthly Distribution per Common Share[3]	$0.067
Current Annualized Distribution per Common Share[3]	$0.804
Leverage as of April 30, 2008[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]

A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Share was decreased to $0.0582. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change		High	Low

Market Price	$14.28	$15.39	(7.21%	)	$16.26	$13.85
Net Asset Value	$13.74	$14.40	(4.58%	)	$14.47	$13.09

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Education	23%	23%
Tax Revenue	15	16
Water & Sewer	12	13
Housing	12	12
City, County & State	11	12
Industrial & Pollution Control	10	10
Transportation	6	5
Hospitals	6	4
Lease Revenue	3	3
Tobacco	2	2

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	49%	50%
AA/Aa	24	23
A	5	5
BBB/Baa	12	12
B	8	9
Not Rated	2	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2008	13

Trust Summary as of April 30, 2008	BlackRock New York Municipal Income Trust

Investment Objective

BlackRock New York Municipal Income Trust (BNY) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax and New York State and New York City personal income taxes.

Performance

For the six months ended April 30, 2008, the Trust returned +7.00% based on market price, with dividends reinvested. The Trust’s return based on NAV was -1.36%, with dividends reinvested. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of -0.95% on a NAV basis. The relative return was hampered by the Trust’s longer-dated holdings, which proved more volatile as risk spreads increased and the municipal yield curve steepened. Conversely, the Trust’s above-average distribution yield and neutral duration position during a period of rising interest rates in the municipal market benefited comparative performance.

Trust Information

Symbol on New York Stock Exchange	BNY
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of April 30, 2008 ($16.12)[1]	5.61%
Tax Equivalent Yield[2]	8.63%
Current Monthly Distribution per Common Share[3]	$0.075339
Current Annualized Distribution per Common Share[3]	$0.904068
Leverage as of April 30, 2008[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution is not constant and is subject to change.
[4]

As a percentage of managed assets, which is the total assets of the Trust (including any assets attributable to Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$16.12	$15.55	3.67%	$17.24	$14.84
Net Asset Value	$14.44	$15.11	(4.43%)	$15.24	$13.71

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Industrial & Pollution Control	16%	16%
Housing	15	15
Transportation	14	14
Education	13	12
City, County & State	10	11
Tobacco	9	8
Water & Sewer	8	7
Lease Revenue	7	7
Hospitals	4	5
Power	3	3
Tax Revenue	1	2

Credit Quality Allocations[1]

Credit Rating	4/30/08	10/31/07

AAA/Aaa	35%	42%
AA/Aa	20	17
A/A	14	17
BBB/Baa	16	17
B/B	6	6
Not Rated	9	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors ratings.

14	SEMI-ANNUAL REPORT	APRIL 30, 2008

The Benefits and Risks of Leveraging

The Trusts utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Trusts may issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. The interest earned on these investments is paid to Common Shareholders in the form of dividends, and the value of these Portfolios’ holdings is reflected in the per share NAV of the Trusts’ Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund’s Common Share capitalization of $100 million and the issuance of Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, then the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the fund’s total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely. At the same time, the market value on the fund’s Common Shares (that is, its price as listed on the New York Stock Exchange or American Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Shares’ NAV will reflect the full decline in the price of the portfolio’s investments, since the value of the fund’s Preferred Shares does not fluctuate. In addition to the decline in NAV, the market value of the fund’s Common Shares may also decline.

In addition, the Trusts may from time to time leverage their assets through the use of tender option bond (“TOB”) programs. In a typical TOB program, the Trust transfers one or more municipal bonds to a TOB trust, which issues short-term variable rate securities to third-party investors and a residual interest to the Trust. The cash received by the TOB trust from the issuance of the short-term securities (less transaction expenses) is paid to the Trust, which invests the cash in additional portfolio securities. The distribution rate on the short-term securities is reset periodically (typically every seven days) through a remarketing of the short-term securities. Any income earned on the bonds in the TOB trust, net of expenses incurred by the TOB trust, that is not paid to the holders of the short-term securities is paid to the Trust. In connection with managing the Trusts’ assets, the Trusts’ investment advisor may at any time retrieve the bonds out of the TOB trust typically within seven days. TOB investments generally will provide the Trust with economic benefits in periods of declining short-term interest rates, but expose the Trust to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trust, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds’ NAVs per share. (See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOB trusts.).

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their managed assets at the time of issuance. Each Trust also anticipates that its total economic leverage will not exceed 50% of its total managed assets. Economic leverage includes Preferred Shares and TOBs. As of April 30, 2008, the Trusts had economic leverage amounts of managed assets as follows:

Percent of Leverage

Investment Quality Municipal	39%
Municipal Income	39%
Long-Term Municipal	47%
California Investment Quality	36%
California Income	38%
Florida Investment Quality	37%
Florida Income	37%
New Jersey Investment Quality	37%
New Jersey Income	37%
New York Income	35%
New York Investment Quality	38%

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Trust has entered into a swap will default on its obligation to pay the Trusts and the risk that the Trusts will not be able to meet its obligation to pay the other party to the agreement.

SEMI-ANNUAL REPORT	APRIL 30, 2008	15

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—6.6%
University of Alabama, Hospital Revenue Bonds, Series A, 5.875%, 9/01/10 (a)(b)	$14,000	$15,208,340

Arizona—4.1%
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	3,990	3,622,840
5%, 12/01/37	4,585	4,098,486
San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project):
6.25%, 5/01/15	490	465,696
7%, 5/01/20	490	454,735
7.25%, 5/01/27	980	900,610

		9,542,367

California—22.3%
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation) (c):
Sub-Series C, 6.30%, 6/01/55	7,090	166,331
Sub-Series D, 7.251%, 6/01/55	9,060	179,026
California State, GO, 5%, 3/01/33 (d)	10,000	10,126,400
California State, GO, Refunding:
5.625%, 5/01/10 (q)	1,595	1,712,153
5.625%, 5/01/18	290	306,823
5%, 2/01/32	10,345	10,362,221
5%, 6/01/34	3,485	3,487,161
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds:
5.562%, 7/15/28 (a)	7,000	6,506,850
5.75%, 1/15/40	3,495	3,424,261
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125%, 6/01/47	805	648,637
Los Altos, California, School District, GO (Election of 1998), Series B, 5.93%, 8/01/13 (a)(b)(c)	10,945	4,921,638
Sacramento County, California, Airport System Revenue Bonds, AMT (e):
Senior Series A, 5%, 7/01/41	2,000	2,023,720
Senior Series B, 5.25%, 7/01/39	3,500	3,449,530
University of California Revenue Bonds, Series B, 4.75%, 5/15/38	4,185	4,132,102

		51,446,853

Colorado—4.0%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-7, 5%, 9/01/36 (e)	5,250	5,262,285
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series B, 5.25%, 3/01/36 (e)	2,000	2,028,900
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (e)	1,030	1,044,183

Municipal Bonds	Par (000)	Value

Colorado—(concluded)
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	$1,020	$948,396

		9,283,764

Connecticut—1.2%
Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Refunding Bonds, Sub-Series A, 5.50%, 9/01/28	3,000	2,739,480

District of Columbia—2.1%
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.50%, 5/15/33	4,960	4,905,440

Florida—18.1%
FishHawk Community Development District II, Florida, Special Assessment and Tax Allocation Bonds, Series A, 6.125%, 5/01/34	2,020	2,018,687
Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5%, 6/01/38	2,415	2,141,405
Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum Company), AMT, Series A, 7.125%, 4/01/30	3,700	3,586,262
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), Series A, 5%, 8/15/37	1,690	1,586,251
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	4,755	4,835,027
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A (b)(c):
5.19%, 10/01/31	3,380	927,202
5.20%, 10/01/32	4,225	1,095,669
5.21%, 10/01/33	4,000	981,080
5.21%, 10/01/34	4,580	1,057,430
5.22%, 10/01/35	5,000	1,081,700
5.23%, 10/01/36	10,000	2,039,700
5.24%, 10/01/37	10,000	1,923,800
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (f)	7,895	7,553,778
Sumter Landing Community Development District, Florida, Recreational Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	3,730	3,118,429
Village Community Development District Number 5, Florida, Special Assessment Bonds, 5.625%, 5/01/22	7,980	7,824,869

		41,771,289

Georgia—3.7%
Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Bonds, Series J, 5%, 1/01/34 (e)	1,760	1,785,784
Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%, 11/01/34 (e)	4,000	4,057,600
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38	1,000	1,000,550

Portfolio Abbreviations

To simplify the listings of the Trusts’ portfolio holdings in each Trust’s Schedule of Investments, we have abbreviated the names of many securities according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
ARS	Auction Rate Securities
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
LIBOR	London InterBank Offer Rate
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
PILOT	Payment in Lieu of Taxes
SIFMA	Securities Industry and Financial Markets Association
S/F	Single-Family
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia—(concluded)
Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia College and State University Foundation), 6%, 9/01/14 (a)	$1,500	$1,742,535

		8,586,469

Hawaii—1.1%
Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Bonds (Hawaiian Electric Company, Inc.), AMT, Series D, 6.15%, 1/01/20 (g)	2,500	2,540,000

Illinois—13.7%
Bolingbrook, Illinois, GO, Refunding, Series A, 4.75%, 1/01/38 (b)	6,500	6,407,960
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (h)	1,920	1,806,586
Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding Bonds, 5%, 7/01/24 (e)	3,210	3,316,283
Chicago, Illinois, O’Hare International Airport Revenue Refunding Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (e)	3,540	3,472,386
Chicago, Illinois, Public Building Commission, Building Revenue Bonds, Series A, 7%, 1/01/20 (b)(i)	5,000	6,213,650
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%, 2/01/35 (j)	2,145	1,923,529
Illinois State Finance Authority Revenue Bonds, Series A:
(Friendship Village of Schaumburg), 5.625%, 2/15/37	690	559,169
(Monarch Landing, Inc. Project), 7%, 12/01/37	1,155	1,133,702
(Northwestern Memorial Hospital), 5.50%, 8/15/14 (a)	5,800	6,537,934
Illinois State Financing Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	700	338,072

		31,709,271

Kentucky—2.6%
Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.19%, 10/01/23 (b)(c)	13,500	5,936,220

Maryland—2.6%
Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.80%, 9/01/42	5,000	4,384,350
Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	1,740	1,725,749

		6,110,099

Massachusetts—1.3%
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	3,075	3,120,449

Michigan—0.7%
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	1,670	1,608,076

Mississippi—0.8%
Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System), 4.55%, 12/01/28	1,900	1,738,234

Missouri—3.3%
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (b)	2,820	2,611,969
Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds (Homeownership Loan Program), AMT, Series B-1, 5.05%, 3/01/38 (k)(l)	5,125	5,009,124

		7,621,093

Municipal Bonds	Par (000)	Value

Nebraska—3.4%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A:
5%, 2/01/34	$5,000	$5,071,950
4.75%, 2/01/44	2,765	2,690,594

		7,762,544

Nevada—0.9%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	2,065	2,009,926

New Jersey—4.4%
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25%, 1/01/37	1,510	1,292,379
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	7,000	6,840,540
New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds, AMT, Series X, 5.375%, 4/01/30	2,000	1,995,820

		10,128,739

New York—10.2%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	725	567,610
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47 (j)	1,400	1,363,180
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5%, 11/15/25 (j)	1,000	1,006,030
Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5%, 11/15/35	2,500	2,510,850
New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25	2,600	2,517,840
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series D, 5%, 6/15/38	2,500	2,541,600
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1, 5%, 7/15/24 (j)	3,000	3,122,250
New York City, New York, GO, Sub-Series F-1, 5%, 9/01/22 (f)	2,000	2,059,260
New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	4,100	4,245,673
New York State Dormitory Authority, Revenue Refunding Bonds (University of Rochester), Series A (a)(b)(q):
5.963%, 7/01/10	1,865	1,778,706
6.013%, 7/01/10	2,030	1,936,072

		23,649,071

North Carolina—1.7%
Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	2,425	1,923,486
North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Novant Health Obligation Group), 5%, 11/01/39	2,065	2,031,526

		3,955,012

Ohio—8.2%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,870	1,818,276
Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A:
6%, 1/01/20	3,485	3,809,070
6%, 1/01/21	5,000	5,464,950

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	17

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio—(concluded)
Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), VRDN, Series C-1, 5%, 10/01/41 (e)(m)	$1,750	$1,766,450
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (j)	6,000	6,006,840

		18,865,586

Oklahoma—2.1%
Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5%, 2/15/42	2,110	2,052,819
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	2,900	2,871,841

		4,924,660

Pennsylvania—6.7%
Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (Port District Project), Series B, 5.70%, 1/01/22 (e)	2,000	2,070,320
McKeesport, Pennsylvania, Area School District, GO, Refunding (c)(j):
5.53%, 10/01/31	2,435	666,435
5.53%, 10/01/31 (i)	870	270,561
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, AMT, Series A:
(Amtrak Project), 6.25%, 11/01/31	2,000	2,009,800
(Amtrak Project), 6.375%, 11/01/41	3,100	3,146,872
(Reliant Energy), 6.75%, 12/01/36	6,380	6,433,209
Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%, 10/01/27	980	884,176

		15,481,373

Rhode Island—0.1%
Rhode Island State Health and Educational Building Corporation, Hospital Revenue Refunding Bonds (Lifespan Obligation Group), 5.50%, 5/15/16 (b)	200	202,432

South Carolina—5.0%
South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding Bonds, AMT, Series A-2, 5.15%, 7/01/37 (g)	4,975	4,658,043
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance):
Series A, 6.25%, 8/01/31	2,185	2,215,918
Series C, 6.875%, 8/01/13 (a)	4,000	4,711,118

		11,585,079

Tennessee—2.1%
Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT, Series D, 6%, 3/01/24 (g)	4,865	4,951,889

Texas—11.0%
Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series C, 6.25%, 11/01/28 (b)	550	556,556
Grapevine, Texas, GO, 5.875%, 8/15/10 (a)(j)	6,000	6,454,440
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series A, 6.146%, 11/15/38 (b)(c)	5,000	773,900
Lower Colorado River Authority, Texas, Revenue Refunding Bonds:
5%, 5/15/13 (a)(b)	20	21,798
5%, 5/15/31 (b)	925	931,531
4.75%, 5/15/36 (g)	3,595	3,481,254
Series A, 5%, 5/15/13 (a)(b)	5	5,449
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (b)	675	664,139
Pearland, Texas, GO, Refunding, 4.75%, 3/01/29 (j)	2,010	1,945,278

Municipal Bonds	Par (000)	Value

Texas—(concluded)
SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/24	$2,550	$2,541,636
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (g):
6.06%, 8/15/31 (c)	15,000	3,824,250
First Tier, Series A, 5%, 8/15/42	3,325	3,294,044
Texas State, Water Financial Assistance, GO, Refunding, 5.75%, 8/01/22	1,000	1,047,390

		25,541,665

Utah—0.8%
Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, 5%, 7/01/13 (g)(i)	1,950	1,953,451

Virginia—1.0%
Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding Bonds, Senior Series B-1, 5%, 6/01/47	2,900	2,285,519

Washington—0.6%
King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (e)	1,420	1,446,156

Wisconsin—1.4%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	3,220	3,302,657

Wyoming—0.8%
Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3, 4.75%, 12/01/37	2,145	1,866,171

Puerto Rico—3.9%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	2,500	2,614,000
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/34 (n)	3,115	3,327,256
Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5%, 7/01/23 (e)	2,900	3,009,997

		8,951,253

Total Municipal Bonds (Cost—$354,019,586)—152.5%		352,730,627

Corporate Bonds

Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (h)	7,000	7,640,430
MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (h)	4,000	4,315,920

Total Corporate Bonds (Cost—$11,000,000)—5.2%		11,956,350

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 2.49% (o)(p)	19,300,000	19,300,000

Total Short-Term Securities (Cost—$19,300,000)—8.3%		19,300,000

Total Investments (Cost—$384,319,586*)—166.0%		383,986,977
Liabilities in Excess of Other Assets—(2.6%)		(6,044,396)
Preferred Stock, at Redemption Value—(63.4%)		(146,636,542)

Net Assets Applicable to Common Stock—100.0%		$231,306,039

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust (BKN)

*	The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$383,578,903

Gross unrealized appreciation	$11,188,585
Gross unrealized depreciation	(10,780,511)

Net unrealized appreciation	$408,074

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	MBIA Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)	CIFG Insured.
(e)	FSA Insured.
(f)	XL Capital Insured.
(g)	AMBAC Insured.
(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Security is collateralized by municipal or U.S. Treasury obligations.
(j)	FGIC Insured.
(k)	FNMA/GNMA Collateralized.
(l)	FHLMC Collateralized.
(m)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(n)	Assured Guaranty Insured.
(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	$13,800,000	$364,012

(q)	Represents a step up bond. Rate shown reflects the effective yield at the time of purchase.

•	Forward interest rate swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 4.498% and receive a floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase Expires August 2018	$18,320	$(152,972)
Pay a fixed rate of 3.646% and receive a floating rate based on 1-week SIFMA
Broker, JPMorgan Chase Expires July 2023	$31,250	(422,500)

Total		$(575,472)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	19

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—3.6%
Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%, 11/15/36	$4,545	$4,470,235
Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75%, 6/01/12 (a)	15,000	16,653,750

		21,123,985

Arizona—6.7%
Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 2007-1, 5.25%, 8/01/38 (b)(c)(m)	5,253	5,244,427
Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series A, 5.625%, 7/01/38	4,590	4,142,154
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	10,280	9,334,034
5%, 12/01/37	14,395	12,867,547
Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80%, 12/01/11 (a)	7,000	7,762,300

		39,350,462

California—19.7%
California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation) (d):
Sub-Series C, 6.30%, 6/01/55	17,855	418,878
Sub-Series D, 7.251%, 6/01/55	22,825	451,022
California State, GO, Refunding:
5%, 6/01/32	11,670	11,694,857
5%, 6/01/34	7,000	7,004,340
California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33	5,000	5,040,400
Foothill Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds (d):
6.09%, 1/15/32	54,635	12,758,365
6.019%, 1/15/34	20,535	4,241,504
6.093%, 1/15/38	75,000	11,442,000
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (a)	10,000	11,456,600
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Series A, 5%, 6/01/45	5,000	4,695,900
Lincoln, California, Special Tax Bonds (Community Facilities District Number 2003-1), 6%, 9/01/13 (a)	3,115	3,593,339
Los Angeles, California, Regional Airports Improvement Corporation, Facilities Lease Revenue Refunding Bonds (LAXFUEL Corporation - Los Angeles International Airport), AMT, 5.50%, 1/01/32 (e)	13,320	13,349,570
Murrieta, California, Community Facilities District Number 2, Special Tax Bonds (The Oaks Improvement Area Project), Series A, 6%, 9/01/34	5,000	4,668,350
Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series B, 5.25%, 7/01/39 (f)	6,230	6,140,163
University of California Revenue Bonds:
Series B, 4.75%, 5/15/38	10,565	10,431,458
Series C, 4.75%, 5/15/37 (g)	5,000	4,922,450
West Valley Mission Community College District, California, GO (Election of 2004), Series A, 4.75%, 8/01/30 (f)	4,015	4,025,600

		116,334,796

Municipal Bonds	Par (000)	Value

Colorado—5.2%
Colorado Health Facilities Authority Revenue Bonds (Catholic Health) (f):
Series C-3, 5.10%, 10/01/41	$7,600	$7,617,708
Series C-7, 5%, 9/01/36	4,865	4,876,384
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care) (f):
5.20%, 3/01/31	1,440	1,463,789
Series B, 5.25%, 3/01/36	2,875	2,916,544
Series C, 5.25%, 3/01/40	5,000	5,065,400
Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (f)	2,545	2,580,045
Denver, Colorado, Health and Hospital Authority, Healthcare Revenue Bonds, Series A, 6%, 12/01/11 (a)	3,500	3,864,420
Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50%, 12/01/37	2,530	2,352,394

		30,736,684

Connecticut—3.2%
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University):
Series T-1, 4.70%, 7/01/29	9,400	9,522,482
Series X-3, 4.85%, 7/01/37	9,360	9,497,873

		19,020,355

District of Columbia—7.0%
District of Columbia Revenue Bonds (Georgetown University), Series A (a)(d)(g):
6.013%, 4/01/11	15,600	3,266,640
6.015%, 4/01/11	51,185	10,096,241
District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25%, 6/01/33 (h)	2,390	2,038,288
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	25,535	25,641,992

		41,043,161

Florida—9.4%
Heritage Isle at Viera Community Development District, Florida, Special Assessment Bonds, Series A, 6%, 5/01/35	1,905	1,872,501
Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (a)	9,670	10,754,104
Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration Project), AMT, Series A, 7.875%, 12/15/25	9,000	9,019,260
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	11,685	11,881,658
Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75%, 10/01/32 (i)	10,830	10,361,927
Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	3,830	3,863,398
Village Community Development District Number 5, Florida, Special Assessment Bonds, 5.625%, 5/01/22	7,975	7,819,966

		55,572,814

Georgia—1.2%
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38	3,500	3,501,925
Richmond County, Georgia, Development Authority, Environmental Improvement Revenue Refunding Bonds (International Paper Co. Projects), AMT, Series A, 6%, 2/01/25	4,000	3,758,400

		7,260,325

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Idaho—3.1%
University of Idaho, Student Fee Revenue Bonds (University Housing Improvement Projects), 5.40%, 4/01/11 (a)(j)	$16,970	$18,257,514

Illinois—11.0%
Bolingbrook, Illinois, GO, Refunding, Series B (d)(j):
6%, 1/01/33	7,120	1,831,620
6%, 1/01/34	14,085	3,361,526
Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8%, 6/15/23 (k)	4,630	4,356,506
Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding Bonds, 5%, 7/01/24 (f)	8,225	8,497,330
Chicago, Illinois, O’Hare International Airport Revenue Refunding Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (f)	7,645	7,498,980
Illinois Educational Facilities Authority, Revenue Refunding Bonds (University of Chicago), Series A, 5.25%, 7/01/41	760	775,322
Illinois Educational Facilities Authority, Student Housing Revenue Bonds (Education Advancement Fund - University Center Project at DePaul), 6.25%, 5/01/12 (a)	10,000	11,299,100
Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst Memorial Healthcare):
5.50%, 1/01/22	5,000	5,090,100
5.625%, 1/01/28	6,000	6,081,720
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%, 2/01/35 (j)	7,975	7,151,581
Illinois State Finance Authority Revenue Bonds, Series A:
(Friendship Village of Schaumburg), 5.625%, 2/15/37	1,685	1,365,507
(Monarch Landing, Inc. Project), 7%, 12/01/37	2,885	2,831,801
(Northwestern Memorial Hospital), 5.50%, 8/15/14 (a)	3,700	4,170,751
Illinois State Financing Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (r)	1,675	808,958

		65,120,802

Indiana—6.0%
Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds (Methodist Hospital, Inc.), 5.50%, 9/15/31	9,000	7,944,660
Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co. Project), AMT:
5.90%, 12/01/24	10,000	9,802,700
5.95%, 12/01/29	16,000	15,343,040
Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	2,305	2,131,272

		35,221,672

Kentucky—0.2%
Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series F, 5.45%, 1/01/32 (l)(m)	1,365	1,357,697

Louisiana—2.0%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Capital Projects and Equipment Acquisition Program), 6.55%, 9/01/25(h)	9,215	8,917,724
Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue Bonds (Home Ownership Program), Series A, 5.25%, 12/01/39 (b)(c)(m)	3,211	3,164,178

		12,081,902

Maryland—1.1%
Maryland State Community Development Administration, Department of Housing and Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.65%, 9/01/32	2,665	2,359,671
Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	4,205	4,170,561

		6,530,232

Municipal Bonds	Par (000)	Value

Massachusetts—1.2%
Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5%, 8/01/41	$6,770	$6,870,061

Michigan—0.7%
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25%, 11/15/46	4,230	4,073,152

Mississippi—3.5%
Gulfport, Mississippi, Hospital Facility Revenue Bonds (Memorial Hospital at Gulfport Project), Series A, 5.75%, 7/01/31	18,680	18,726,513
Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System), 4.55%, 12/01/28	2,345	2,145,347

		20,871,860

Missouri—0.1%
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (g)	695	643,730

Nebraska—1.2%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75%, 2/01/44	6,990	6,801,899

Nevada—0.9%
Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5%, 5/15/29	5,260	5,119,716

New Hampshire—1.3%
New Hampshire Health and Education Facilities Authority Revenue Bonds (Exeter Hospital Obligated Group), 5.75%, 10/01/31	3,500	3,556,700
New Hampshire State Business Finance Authority, PCR, Refunding (Public Service Company Project), AMT, Series B, 4.75%, 5/01/21 (g)	4,000	3,846,040

		7,402,740

New Jersey—8.1%
Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25%, 1/01/37	3,680	3,149,638
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	18,500	18,078,570
New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50%, 4/01/28	8,000	8,239,360
New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	15,410	14,064,861
Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds, Series 1A, 4.50%, 6/01/23	4,960	4,488,850

		48,021,279

New York—6.7%
Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35 (s)	1,820	1,424,896
New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
(American Airlines, Inc. - JFK International Airport),
8%, 8/01/28	5,000	4,985,100
(Continental Airlines Inc. Project), 7.75%, 8/01/31	22,140	21,605,762
New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	6,025	6,239,068
New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds (New York City Water Project), Series B, 5%, 6/15/31	5,375	5,450,626

		39,705,452

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	21

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina—3.6%
Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%, 8/01/35	$12,130	$9,621,395
North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds (Duke University Project), Series B, 4.25%, 7/01/42	12,550	11,364,401

		20,985,796

Ohio—4.3%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	3,120	3,033,701
Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80%, 1/01/34 (j)	18,820	18,841,455
Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue Bonds, Series A, 6.25%, 12/01/36	3,760	3,527,444

		25,402,600

Oklahoma—1.8%
Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5%, 2/15/42	3,505	3,410,014
Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75%, 6/01/35	7,175	7,105,331

		10,515,345

Pennsylvania—4.2%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, AMT, Series A:
(Amtrak Project), 6.375%, 11/01/41	6,500	6,598,280
(Reliant Energy), 6.75%, 12/01/36	15,580	15,709,937
Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%, 10/01/27	2,500	2,255,550

		24,563,767

South Carolina—6.6%
Lexington County, South Carolina, Health Services District Inc., Hospital Revenue Refunding and Improvement Bonds (a):
5.50%, 11/01/13	5,000	5,531,650
5.75%, 11/01/13	10,000	11,187,900
Scago Education Facilities Corporation for Chesterfield County School District, South Carolina, Revenue Refunding Bonds, 5%, 12/01/29 (n)	6,345	6,442,079
South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance):
Series A, 6.25%, 8/01/31	5,075	5,146,811
Series C, 6.875%, 8/01/13 (a)	9,000	10,600,017

		38,908,457

Tennessee—2.5%
Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.70%, 1/01/20 (d)(f)	20,825	11,203,433
Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding Bonds (Saint Jude Children’s Research Hospital), 5%, 7/01/25	3,475	3,502,592

		14,706,025

Texas—13.2%
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds (d)(g):
Junior Lien, Series H, 6.065%, 11/15/35	5,000	952,150
Senior Lien, Series A, 5.832%, 11/15/38	12,580	1,947,133
Third Lien, Series A-3, 5.97%, 11/15/37	26,120	4,426,557

Municipal Bonds	Par (000)	Value

Texas—(concluded)
Lower Colorado River Authority, Texas, Revenue Refunding Bonds (g):
5%, 5/15/13 (a)	$50	$54,494
5%, 5/15/31	2,345	2,361,556
Series A, 5%, 5/15/13 (a)	5	5,449
Lower Colorado River Authority, Texas, Transmission Contract Revenue Refunding Bonds (LCRA Transmission Services Corp. Project), 4.75%, 5/15/34 (e)	13,305	12,842,119
Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75%, 3/01/30 (g)	1,700	1,672,647
Pearland, Texas, GO, Refunding, 4.75%, 3/01/29 (j)	2,060	1,993,668
SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50%, 8/01/25	6,540	6,496,182
Texas State Affordable Housing Corporation, M/F Housing Revenue Bonds (Amern Opportunity Housing Portfolio), Series B, 8%, 3/01/32 (o)(s)	4,435	443,500
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds (e):
6.07%, 8/15/32 (d)	35,000	8,391,250
6.08%, 8/15/33 (d)	62,325	14,049,302
6.08%, 8/15/34 (d)	65,040	13,792,382
First Tier, Series A, 5%, 8/15/42	8,390	8,311,889

		77,740,278

Virginia—1.5%
Virginia Commonwealth Transportation Board, Transportation Contract Revenue Refunding Bonds (U.S. Route 28 Project), 5.287%, 4/01/32 (d)(g)	8,105	2,250,110
Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (g)	6,810	6,871,018

		9,121,128

Washington—2.4%
Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (f)	5,460	5,605,454
King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (f)	3,615	3,681,588
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625%, 10/01/34 (j)	5,095	4,816,304

		14,103,346

West Virginia—0.3%
West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A, 5%, 6/01/29 (g)	2,070	2,090,452

Wisconsin—6.7%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	7,500	7,692,525
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds:
(Froedtert and Community Health),
5.375%, 10/01/11 (a)	12,545	13,722,348
(Froedtert and Community Health), 5.375%, 10/01/30	1,205	1,234,655
(Wheaton Franciscan Services, Inc.),
5.75%, 2/15/12 (a)	15,000	16,611,450

		39,260,978

Wyoming—0.8%
Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3:
4.65%, 12/01/27	2,765	2,512,970
4.70%, 12/01/32	2,605	2,322,566

		4,835,536

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets )

Municipal Bonds	Par (000)	Value

Puerto Rico—2.9%
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/36 (n)	$5,000	$5,337,150
Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5%, 7/01/20 (f)	11,000	11,582,010

		16,919,160

Total Municipal Bonds (Cost—$911,991,689)—153.9%		907,675,158

Corporate Bonds

Multi-State—7.7%
Charter Mac Equity Issuer Trust (k):
6.30%, 6/30/49	11,000	11,395,340
6.625%, 6/30/49	1,000	1,039,280
6.80%, 11/30/50	6,500	6,997,315
6.80%, 10/31/52	16,000	17,931,680

		37,363,615

MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (k)	8,000	8,258,000

Total Corporate Bonds (Cost—$42,799,780)—7.7%		45,621,615

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund, 2.49% (p)(q)	4,838,909	$4,838,909

Total Short-Term Securities (Cost—$4,838,909)—0.8%		4,838,909

Total Investments (Cost—$959,630,378*)—162.4%		958,135,682
Other Assets Less Liabilities—1.2%		7,016,725
Preferred Shares, at Redemption Value—(63.6%)		(375,264,208)

Net Assets Applicable to Common Shares—100.0%		$589,888,199

*	The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$957,041,978

Gross unrealized appreciation	$31,115,954
Gross unrealized depreciation	(30,022,250)

Net unrealized appreciation	$1,093,704

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	FHLMC Collateralized.
(c)	GNMA Collateralized.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)	AMBAC Insured.
(f)	FSA Insured.
(g)	MBIA Insured.
(h)	ACA Insured.
(i)	XL Capital Insured.
(j)	FGIC Insured.
(k)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(l)	FHA Insured.
(m)	FNMA Collateralized.
(n)	Assured Guaranty Insured.
(o)	Issuer filed for bankruptcy or is in default of interest payments.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	2,239,909	$189,425

(q)	Represents the current yield as of report date.
(r)	Non-income producing security.
(s)	Illiquid securities.

•	Forward interest rate swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 4.498% and receive a floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase Expires August 2018	$54,390	$(454,156)
Pay a fixed rate of 3.646% and receive a floating rate based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase Expires July 2023	$78,800	$(1,065,376)
Pay a fixed rate of 3.689% and receive a floating rate based on 1-week SIFMA Municipal Swap Index
Broker, Deutsche Bank AG Expires June 2028	$17,160	$(97,057)

Total		$(1,616,589)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	23

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona—5.1%
Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 2007-1, 5.25%, 8/01/38 (a)(b)	$2,043	$2,039,499
Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series A, 5.625%, 7/01/38	1,700	1,534,131
Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project), Series O, 5.25%, 7/01/31	1,000	855,530
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds:
5%, 12/01/32	1,850	1,679,763
5%, 12/01/37	2,590	2,315,175

		8,424,098

California—3.5%
California Statewide Communities Development Authority, Revenue Refunding Bonds (Daughters of Charity National Health System), Series A, 5%, 7/01/39	3,625	3,102,710
Irvine, California, Unified School District Financing Authority, Special Tax Bonds, Series A, 5.125%, 9/01/36	3,000	2,618,490

		5,721,200

Colorado—3.0%
Colorado HFA, Revenue Refunding Bonds (Adventist Health System/Sunbelt Obligor Group), Series D, 5.125%, 11/15/29	2,500	2,434,750
Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care) (d):
5.20%, 3/01/31	240	243,965
Series B, 5.25%, 3/01/36	485	492,008
Series C, 5.25%, 3/01/40	850	861,118
North Range Metropolitan District Number 2, Colorado, Limited Tax, GO, 5.50%, 12/15/37	1,200	994,248

		5,026,089

Connecticut—3.7%
Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds, AMT, Sub-Series A-2, 5.15%, 5/15/38	3,000	2,833,800
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University):
Series T-1, 4.70%, 7/01/29	1,730	1,752,542
Series X-3, 4.85%, 7/01/37	1,560	1,582,979

		6,169,321

District of Columbia—12.9%
District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds:
6.25%, 5/15/24	5,940	5,988,173
6.50%, 5/15/33	15,415	15,245,435

		21,233,608

Florida—5.7%
Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Adventist Health System), Series G, 5.125%, 11/15/32	1,000	964,140
Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General Hospital Project), 5%, 10/01/36	2,830	2,627,655
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), Series A, 5%, 8/15/37	845	793,125
Orange County, Florida, Health Facilities Authority, First Mortgage Revenue Bonds (Orlando Lutheran Towers), 5.50%, 7/01/38	1,150	965,655

Municipal Bonds	Par (000)	Value

Florida—(concluded)
Sarasota County, Florida, Health Facilities Authority, Retirement Facility Revenue Refunding Bonds (Village on the Isle Project):
5.50%, 1/01/27	$560	$508,889
5.50%, 1/01/32	520	457,548
Tolomato Community Development District, Florida, Special Assessment Bonds, 6.65%, 5/01/40	1,750	1,702,610
Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 5.375%, 5/01/39	1,850	1,457,929

		9,477,551

Georgia—1.8%
Cobb County, Georgia, Development Authority, Solid Waste Disposal Revenue Bonds (Waste Management of Georgia Inc. Project), AMT, Series A, 5%, 4/01/33	1,000	795,320
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.375%, 7/15/38	585	585,322
Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper Project), AMT, Series A, 6.125%, 1/01/34	1,600	1,542,768

		2,923,410

Illinois—4.2%
Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project), Series A, 7%, 12/01/37	580	569,305
Illinois State Finance Authority, Revenue Refunding Bonds: (Illinois Institute of Technology), Series A, 5%, 4/01/36	3,000	2,735,400
(Proctor Hospital), Series A, 5.125%, 1/01/25	4,000	3,626,240

		6,930,945

Indiana—4.0%
Daviess County, Indiana, EDR (Daviess Community Hospital Project), Refunding, VRDN, 8%, 1/01/29 (e)(f)	3,230	3,230,000
Delaware County, Indiana, Hospital Authority, Hospital Revenue Bonds (Cardinal Health System Obligated Group), 5.25%, 8/01/36	2,000	1,687,340
Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds (Community Foundation of Northwest Indiana), 5.50%, 3/01/37	1,985	1,734,652

		6,651,992

Kansas—1.9%
Lenexa, Kansas, Health Care Facility, Revenue Refunding Bonds, 5.50%, 5/15/39	3,650	3,060,050

Louisiana—2.0%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds (Westlake Chemical Corporation), 6.75%, 11/01/32	2,000	1,960,140
Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue Bonds (Home Ownership Program), Series A, 5.25%, 12/01/39 (a)(b)	1,404	1,383,115

		3,343,255

Maryland—0.6%
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (King Farm Presbyterian Community), Series B, 5%, 1/01/17	1,000	961,810

Michigan—0.7%
Garden City, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Garden City Hospital Obligation), Series A, 5%, 8/15/38	1,540	1,177,992

Minnesota—6.0%
Minnesota State, HFA, Residential Housing Finance Revenue Bonds, AMT, Series M, 4.85%, 7/01/31	6,460	5,936,998
Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5%, 10/01/35	4,000	3,906,480

		9,843,478

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Mississippi—0.5%
Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System), 4.55%, 12/01/28	$915	$837,097

Missouri—1.4%
Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds (Homeownership Loan Program), AMT, Series B-1, 5.05%, 3/01/38 (a)(b)	2,440	2,384,832

Montana—1.7%
Two Rivers Authority Inc., Montana, Senior Lien Revenue Bonds (Correctional Facilities Project) (l):
7.25%, 11/01/21	1,500	1,040,445
7.375%, 11/01/27	2,600	1,801,228

		2,841,673

New Hampshire—2.6%
New Hampshire State Business Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project), AMT, 5.20%, 5/01/27	5,000	4,286,800

New Jersey—4.8%
New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	2,670	2,581,196
Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds, 5.75%, 6/01/32	5,000	5,418,800

		7,999,996

New York—10.3%
Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed Revenue Refunding Bonds, Series A-2, 5.25%, 6/01/26	5,000	4,557,450
New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25	7,600	7,359,840
New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	5,000	5,177,650

		17,094,940

Oklahoma—0.6%
Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5%, 2/15/42	1,015	987,493

Pennsylvania—1.9%
Allegheny County, Pennsylvania, Hospital Development Authority, Revenue Refunding Bonds (West Penn Allegheny Health System), Series A, 5.375%, 11/15/40	2,080	1,716,770
Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg University of Science), Series A, 5.40%, 9/01/16	1,000	980,880
Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%, 10/01/27	450	405,999

		3,103,649

Puerto Rico—0.8%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/36	1,500	1,269,585

South Carolina—3.3%
Scago Education Facilities Corporation for Williamsburg County School District, South Carolina, Revenue Refunding Bonds, 5%, 12/01/31 (e)	2,000	1,896,460
South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue Refunding Bonds (Lutheran Homes):
5.50%, 5/01/28	600	506,166
5.625%, 5/01/42	1,000	821,070

Municipal Bonds	Par (000)	Value

South Carolina—(concluded)
South Carolina Jobs, EDA, Senior Lien Revenue Refunding Bonds (Burroughs and Chapin Company, Inc.), Series A, 4.70%, 4/01/35 (e)	$2,500	$2,206,625

		5,430,321

South Dakota—0.6%
South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford Health), 5%, 11/01/40	1,040	984,953

Tennessee—1.0%
Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.02%, 1/01/36 (h)	5,000	925,600
Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding Bonds (Saint Jude Children’s Research Hospital), 5%, 7/01/31	695	700,053

		1,625,653

Texas—7.0%
Brazos River Authority, Texas, PCR (TXU Energy Company LLC Project), AMT, 5%, 3/01/41	2,000	1,295,740
HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds (Village at Gleannloch Farms), Series A, 5.50%, 2/15/27	1,150	980,674
Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding (School Building), 5.557%, 8/15/42 (h)	34,560	5,161,190
Mission, Texas, Economic Development Corporation, Solid Waste Disposal Revenue Bonds (Allied Waste N.A. Inc Project), Series A, 5.20%, 4/01/18	2,000	1,759,200
Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Professional Educators Home Loan Program), AMT, Series A-1, 5.50%, 12/01/39 (a)(b)	1,240	1,197,380
West Central Texas Regional Housing Finance Corporation, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A, 5.35%, 12/01/39 (a)(b)	1,225	1,168,913

		11,563,097

Vermont—2.6%
Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.90%, 5/01/38 (d)	4,670	4,222,614

Virginia—2.3%
Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/42	850	729,436
Peninsula Ports Authority, Virginia, Residential Care Facilities, Revenue Refunding Bonds (Baptist Homes), Series C, 5.375%, 12/01/26	2,600	2,201,784
Reynolds Crossing Community Development Authority, Virginia, Special Assessment Revenue Bonds (Reynolds Crossing Project), 5.10%, 3/01/21	1,000	894,050

		3,825,270

Wisconsin—4.0%
Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Ascension Health), Series A, 5%, 11/15/31	5,335	5,298,402
Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Franciscan Sisters Healthcare), 5%, 9/01/26	1,535	1,382,943

		6,681,345

Wyoming—0.5%
Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3, 4.70%, 12/01/32	1,015	904,954

Total Municipal Bonds (Cost—$179,872,730)—101.2%		166,989,071

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	25

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

California—17.5%
Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Custodial Receipts, Series 1271, 5%, 6/01/47	$15,000	$14,156,550
University of California Revenue Bonds, Series B, 4.75%, 5/15/38 (c)	15,000	14,763,750

		28,920,300

Georgia—9.2%
Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding Bonds, Series C, 5%, 1/01/35 (d)	15,000	15,213,600

Illinois—8.8%
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Custodial Receipts, Series 1284, 5%, 1/01/35	15,000	14,564,250

Indiana—8.2%
Carmel, Indiana, Lease Rental Revenue Bonds (Performing Arts Center):
4.75%, 2/01/33	7,230	6,964,514
5%, 2/01/33	6,580	6,570,196

		13,534,710

Massachusetts—7.1%
Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D, 5.45%, 6/01/38	11,855	11,667,454

Nebraska—8.2%
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Sub-Series B, 4.75%, 2/01/36 (a)	14,000	13,517,560

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

New York—4.6%
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series D, 5%, 6/15/41	$7,500	$7,609,575

North Carolina—15.7%
Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds (Carolinas Medical Center), Series A, 5%, 1/15/17	10,000	10,851,500
University of North Carolina, University Revenue Refunding Bonds, Series A, 4.75%, 12/01/34	15,170	15,226,887

		26,078,387

Texas—5.6%
New Caney, Texas, Independent School District, GO, 5%, 2/15136	9,150	9,290,910

Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost—$149,694,787)—84.9%		140,396,746

Short-Term Securities	Shares

Merrill Lynch Institutional Tax-Exempt Fund, 3.09% (j)(k)	1,810,502	1,810,502

Total Short-Term Securities (Cost—$1,810,502)—1.1%		1,810,502

Total Investments (Cost—$331,378,019*)—187.2%		309,196,319
Other Assets Less Liabilities—1.1%		1,768,291
Liability for Trust Certificates, Including Interest Expense and Fees Payable—(88.3%)		(145,783,380)

Net Assets Applicable to Common Shares—100.0%		$165,181,230

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$330,538,502

Gross unrealized appreciation	$1,561,013
Gross unrealized depreciation	(22,903,196)

Net unrealized appreciation	$(21,342,183)

(a)	FHLMC Collateralized.
(b)	FNMA/GNMA Collateralized.
(c)	MBIA Insured.
(d)	FSA Insured.
(e)	Radian Insured.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	FGIC Insured.
(h)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity (000)	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	(789)	$ 51,646

(k)	Represents the current yield as of report date.
(l)	Illiquid securities.

•	Forward interest rate swap outstanding as of April 30, 2008 was as follows:

Description	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 3.646% and receive a floating rate based on 1-week Securities Industry and Financial Markets Association Municipal Swap Index Broker, JPMorgan Chase Expires July 2023	$ 10,100	$ (136,552)

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock California Investment Quality Municipal Trust, Inc. (RAA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California—127.6%

California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25%, 11/15/46	$500	$501,215

California Infrastructure and Economic Development Bank, Revenue Refunding Bonds (The Salvation Army - Western Territory), 5%, 9/01/27 (a)	500	516,485

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project), AMT, Series C, 5.125%, 11/01/23	500	440,590

California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A, 5.40%, 12/01/36 (b)(c)	500	496,510

California State, GO, 5.75%, 3/01/19	40	40,408

California State, GO, Refunding, 5%, 9/01/32	1,000	1,001,960

California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series H, 5%, 11/01/31	500	497,265

California State University, Systemwide Revenue Refunding Bonds, Series C, 5%, 11/01/38 (d)	625	632,012

California Statewide Communities Development Authority, Revenue Refunding Bonds:
(Kaiser Hospital Asset Management, Inc.), Series C, 5.25%, 8/01/31	500	496,640
(Kaiser Permanente), Series A, 5%, 4/01/31	500	486,025

Chabot-Las Positas, California, Community College District, GO (Election of 2004), Series B, 5%, 8/01/31 (a)	500	511,155

Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (a)	500	509,470

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT:
Series B, 5%, 12/01/27	320	307,245
Series D, 5%, 12/01/27	275	264,038

Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series O, 5%, 10/01/24 (a)	600	629,382

Desert, California, Community College District, GO, Series C, 5%, 8/01/37 (e)(f)	500	513,000

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series B (f):
5.50%, 6/01/13	600	656,178
5.625%, 6/01/13	400	439,764

Los Angeles, California, Department of Airports, Airport Revenue Refunding Bonds (Ontario International Airport), AMT, Series A, 5%, 5/15/26 (d)	510	$495,817

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series B, 7.50%, 12/01/24	945	901,587

Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5%, 7/01/35 (e)	500	511,145

Los Angeles County, California, Community Facilities District Number 3, Special Tax Refunding Bonds (Improvement Area A), Series A, 5.50%, 9/01/14 (e)	1,000	1,019,980

Municipal Bonds	Par (000)	Value

California—(concluded)

Poway, California, Unified School District, Special Tax Bonds (Community Facilities District Number 6), 5.60%, 9/01/33	$1,000	$987,910

San Bernardino County, California, Special Tax Bonds (Community Facilities District Number 2002-1), 5.90%, 9/01/33	1,000	936,420

Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80%, 12/01/49 (b)(c)	500	499,660

Southern California Public Power Authority, Transmission Project Revenue Refunding Bonds, 5.50%, 7/01/20 (d)	40	40,070

Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (e)	500	515,280

Tobacco Securitization Authority of Southern California, Asset-Backed Revenue Bonds, Senior Series A, 5.625%, 6/01/12 (f)	900	992,088

Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (e)	750	759,570

Vacaville, California, Unified School District, GO (Election of 2001), 5%, 8/01/30 (d)	500	507,865

		17,106,734

Puerto Rico—17.3%

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series L, 5.25%, 7/01/38 (a)	85	88,967

Puerto Rico Commonwealth, Public Improvement, GO, Series A,: 5%, 7/01/14 (f)	315	346,503
5%, 7/01/34	185	174,435

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%, 7/01/13 (f)	255	279,990

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	700	626,038

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (f)	745	803,952

		2,319,885

Total Municipal Bonds (Cost—$19,318,646)—144.9%		19,426,619

Short-Term Securities	Shares

CMA California Municipal Money Fund, 1.9% (g)(h)	1,229,203	1,229,203

Total Short-Term Securities (Cost—$1,229,203)—9.2%		1,229,203

Total Investments (Cost—$20,547,849*)—154.1%		20,655,822
Other Assets Less Liabilities—1.9%		255,750
Preferred Shares, at Redemption Value—(56.0%)		(7,505,017)

Net Assets Applicable to Common Shares—100.0%		$13,406,555

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	27

Schedule of Investments (concluded)	BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$20,538,732

Gross unrealized appreciation	$630,596
Gross unrealized depreciation	(513,866)

Net unrealized appreciation	$117,090

(a)	AMBAC Insured.
(b)	FHLMC Collateralized.
(c)	FNMA/GNMA Collateralized.
(d)	MBIA Insured.
(e)	FSA Insured.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity (000)	Dividend Income

CMA California Municipal Money Fund	812	$12,814

(h)	Represents the current yield as of report date.

28	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California—127.9%

Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public Improvements Project), Sub-Series C (a)(b):
5.67%, 9/01/31	$24,500	$6,782,580
5.58%, 9/01/32	6,070	1,582,935

California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding Corporation), Series A, 5.875%, 6/01/43	5,000	4,700,650

California Educational Facilities Authority Revenue Bonds (Stanford University), Series Q, 5.25%, 12/01/32	10,000	10,269,200

California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25%, 11/15/46	7,000	7,017,010

California Infrastructure and Economic Development Bank Revenue Bonds:
(J. David Gladstone Institute Project),
5.25%, 10/01/34	15,250	15,261,132
(Kaiser Hospital Assistance I-LLC), Series A,
5.55%, 8/01/31	13,500	13,678,875

California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40%, 4/01/25	2,290	2,070,641

California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.375% 5/01/12 (c)	10,000	11,031,300

California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/39 (a)	2,400	2,465,040

California State, Various Purpose, GO, 5.50%, 11/01/33	10,000	10,315,500

California State, Veterans, GO, Refunding, AMT, Series BZ, 5.375%, 12/01/24 (d)	5,000	5,000,200

California Statewide Communities Development Authority Revenue Bonds:
(Daughters of Charity National Health System),
Series A, 5.25%, 7/01/30	4,000	3,685,040
(Sutter Health), Series B, 5.625%, 8/15/42	10,000	10,199,200

Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT:
Series B, 5%, 12/01/27	5,065	4,863,109
Series D, 5%, 12/01/27	4,395	4,219,815

Elk Grove, California, Unified School District, Special Tax Bonds (Community Facilities District Number 1) (b)(e):
5.6%, 12/01/29	7,485	2,224,841
5.599%, 12/01/30	7,485	2,089,438
5.601%, 12/01/31	7,485	1,965,636

Etiwanda School District, California, Public Financing Authority, Local Agency Revenue Refunding Bonds, 5%, 9/15/32 (f)	1,100	$1,125,883

Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding Bonds:
5.374%, 7/15/26 (g)	5,000	4,684,950
6.1%, 1/15/33 (b)	5,000	1,098,100
6.106%, 1/15/34 (b)	5,000	1,032,750
6.199%, 1/15/35 (b)	13,445	2,578,213
6.101%, 1/15/38 (b)	1,000	152,560
5.75%, 1/15/40	10,030	9,826,993

Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds (c):
Series A-1, 6.625%, 6/01/13	2,000	2,291,320
Series B, 5.50%, 6/01/13	8,500	9,295,855
Series B, 5.625%, 6/01/13	5,800	6,376,578

	Par
Municipal Bonds	(000)	Value

California—(continued)

Huntington Beach, California, Union High School District, GO (Election of 2004), 5.02%, 8/01/33 (b)(h)	$5,000	$1,219,000

Irvine, California, Mobile Home Park Revenue Bonds (Meadows Mobile Home Park), Series A, 5.70%, 3/01/28	4,965	4,857,309

Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6%, 8/01/12 (c)	7,700	8,777,769

Lathrop, California, Financing Authority Revenue Bonds (Water Supply Project):
5.90%, 6/01/27	2,855	2,741,257
6%, 6/01/35	5,140	4,857,814

Live Oak Unified School District, California, GO (Election of 2004), Series B (b)(i):
5.589%, 8/01/35	985	236,006
5.598%, 8/01/36	1,030	232,904
5.61%, 8/01/37	1,080	230,429
5.62%, 8/01/38	1,125	226,620
5.631%, 8/01/39	1,175	223,391
5.641%, 8/01/40	1,230	220,650
5.651%, 8/01/41	1,285	217,499
5.661%, 8/01/42	1,340	213,931
5.669%, 8/01/43	1,400	210,770
5.68%, 8/01/44	1,465	207,957

Los Angeles, California, Regional Airports Improvement Corporation, Lease Revenue Bonds (American Airlines Inc.), AMT, Series C, 7.50%, 12/01/24	4,110	3,915,761

Mount San Antonio Community College District, California, GO (Election of 2001), Series C, 5%, 9/01/31 (a)	10,770	11,072,314

Palm Springs, California, Mobile Home Park Revenue Bonds (Sahara Mobile Home Park), Series A, 5.625%, 5/15/26	1,000	984,390

Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125%, 8/01/37 (d)	5,550	5,712,337

Port of Oakland, California, Revenue Refunding Bonds, Intermediate Lien, AMT, Series A, 5%, 11/01/27 (d)	5,950	5,720,627

Rancho Cucamonga, California, Community Facilities District, Special Tax Bonds, Series A, 6.50%, 9/01/33	4,000	$4,028,160

Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Bonds (Rancho Redevelopment Project), 5.125%, 9/01/30 (d)	15,500	15,579,050

Redding, California, Electric System, COP, Series A, 5%, 6/01/30 (a)	2,780	2,837,296

Richmond, California, Wastewater Revenue Bonds, 5.619%, 8/01/31 (b)(e)(j)	1,905	581,349

Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series B, 5.25%, 7/01/33 (a)	1,275	1,264,341

San Diego, California, Community College District, GO (Election of 2006), 5%, 8/01/32 (a)	9,000	9,275,040

San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, Issue 27A, 5.25%, 5/01/31 (c)	6,500	6,389,240

San Francisco, California, City and County Redevelopment Agency, Community Facilities District Number 1, Special Tax Bonds (Mission Bay South Public Improvements Project):
6.25%, 8/01/33	7,500	7,433,250
Series B, 6.125%, 8/01/31	1,775	1,733,962

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	29

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California—(concluded)

San Jose, California, M/F Housing Revenue Bonds: (Lenzen Affordable Housing Project), AMT, Series B,
5.45%, 2/20/43 (k)(l)	$2,880	$2,822,515
(Villages Parkway Senior Apartments Housing Project), AMT, Series D, 5.50%, 4/01/34 (m)	3,595	3,597,696

Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds AMT, Series A:
(John Burns Gardens Apartments Project),
5.85%, 8/01/31	1,715	1,741,068
(Rivertown Apartments Project), 6%, 8/01/41	1,235	1,257,292

Santa Clarita, California, Community Facilities District Number 02-1, Special Tax Refunding Bonds (Valencia Town Center Project), 5.85%, 11/15/32	3,075	2,936,379

Stockton, California, Unified School District, GO (Election of 2005), 5%, 8/01/31 (a)	2,500	2,576,400

Upland, California, Unified School District, GO, 5.125%, 8/01/25 (a)	2,000	2,089,900

Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	2,245	2,247,492

		278,354,509

Puerto Rico—7.3%

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25%, 7/01/12 (c)	5,000	5,517,000

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (c)	10,000	10,499,200

		16,016,200

Total Municipal Bonds (Cost—$288,200,152)—135.2%		294,370,709

	Par
Corporate Bonds	(000)	Value

Multi-State—10.0%

Charter Mac Equity Issuer Trust (n):
6.30%, 6/30/49	$7,000	$7,251,580
6.80%, 11/30/50	4,000	4,306,040

		11,557,620

MuniMae TE Bond Subsidiary LLC (k):
6.30%, 6/30/49	7,000	7,168,070
6.80%, 6/30/50	3,000	3,169,740

		10,337,810

Total Corporate Bonds (Cost—$21,000,000)—10.0%		21,895,430

Short-Term Securities	Shares

CMA California Municipal Money Fund, 2.08% (o)(p)	28,238,069	28,238,069

Total Short-Term Securities (Cost—$28,238,069)—13.0%		28,238,069

Total Investments (Cost—$337,438,221*)—158.2%		344,504,208
Other Assets Less Liabilities—2.4%		5,200,737
Preferred Shares, at Redemption Value—(60.6%)		(131,995,802)

Net Assets Applicable to Common Shares—100.0%		$217,709,143

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$337,258,425

Gross unrealized appreciation	$10,304,284
Gross unrealized depreciation	(3,058,501)

Net unrealized appreciation	$7,245,783

(a)	FSA Insured.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	MBIA Insured.
(e)	AMBAC Insured.
(f)	Assured Guaranty Insured.
(g)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(h)	FGIC Insured.
(i)	XL Capital Insured.
(j)	Security is collateralized by municipal or U.S. Treasury obligations.
(k)	GNMA Collateralized.
(l)	FHA Insured.
(m)	FNMA Collateralized.
(n)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Dividend
Affiliate	(000)	Income

CMA California Municipal Money Market Fund	21,394	$199,548

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Florida Investment Quality Municipal Trust (RFA) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida—141.2%

Arborwood Community Development District, Florida, Capital Improvement Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%, 5/01/14	$230	$206,894

Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80%, 11/01/12	500	459,945

Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25%, 11/01/20 (a)(b)	170	198,637

Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project), 5%, 4/01/34	250	233,812

Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90%, 10/01/39 (c)(d)	500	506,975

Broward County, Florida, School Board, COP, Series A, 5%, 7/01/30 (e)	700	707,938

Dade County, Florida, Special Obligation Revenue Refunding Bonds, Series B, 6.25%, 10/01/08 (f)(g)(h)	1,000	713,070

Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds (International Paper Company Projects), AMT, Series A, 5%, 8/01/26	455	375,430

Florida Higher Educational Facilities Financing Authority Revenue Bonds (Flagler College, Inc. Project), 5.25%, 11/01/36 (i)	555	559,923

Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 1, 6%, 7/01/39	200	202,510

Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/31 (j)	700	707,644

Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25%, 6/01/26	500	487,440

Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	250	223,667

Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (k)	500	503,525

Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1, 5.375%, 10/01/49 (c)(d)	250	241,170

Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	250	239,552

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series A, 5.65%, 5/15/18	150	151,092

Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	200	202,844

Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series A-1, 5.625%, 10/01/39 (c)(d)	250	248,722

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (e)	500	502,175

Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6% due 11/01/2038	200	206,188

Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (c)(d)	500	519,305

Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/32 (l)	400	336,336

	Par
Municipal Bonds	(000)	Value

Florida—(concluded)

Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	$265	$251,673

Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90%, 9/01/40 (c)(d)	250	249,427

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	500	508,415

Miami, Florida, Health Facilities Authority, Health System Revenue Bonds (Catholic Health East), Series C, 5.125%, 11/15/24	750	753,390

Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (j)	500	500,725

Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series B, 5%, 10/01/37 (a)	750	733,020

Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT, Series A, 5.55%, 10/01/49 (c)(d)	500	494,700

Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.649%, 10/01/31 (h)(j)	5,000	1,382,400

New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	250	228,213

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/37 (f)	500	507,880

Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	105	95,779

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), 5.70%, 7/01/26	95	85,719

Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	550	568,282

Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue Bonds, Series A, 5%, 10/01/35 (e)	750	762,053

Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	395	370,589

Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (g)	1,000	1,112,100

Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/35 (e)	750	762,053

Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.393%, 6/01/32 (f)(h)	1,000	257,680

Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds, 6.375%, 5/01/13	585	574,119

Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	245	236,927

Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	250	244,428

Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (j)	750	759,675

		20,174,041

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	31

Schedule of Investments (concluded)	BlackRock Florida Investment Quality Municipal Trust (RFA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Puerto Rico—14.7%

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/44	$400	$417,920

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series L, 5.25%, 7/01/38 (f)	85	88,967

Puerto Rico Commonwealth, Public Improvement, GO, Series A: 5%, 7/01/14 (g)	315	346,503
5%, 7/01/34	185	174,435

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	300	268,302

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (g)	745	803,952

		2,100,079

Total Municipal Bonds (Cost—$22,495,059)—155.9%		$22,274,120

Short-Term Securities	Shares	Value

CMA Florida Municipal Money Fund, 2.01% (m)(n)	817,070	$817,070

Total Short-Term Securities (Cost—$817,070)—5.7%		817,070

Total Investments (Cost—$23,312,129*)—161.6%		23,091,190
Liabilities in Excess of Other Assets—(2.1%)		(301,364)
Preferred Shares, at Redemption Value—(59.5%)		(8,504,943)

Net Assets Applicable to Common Shares—100.0%		$14,284,883

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$23,312,150

Gross unrealized appreciation	440,706
Gross unrealized depreciation	(661,666)

Net unrealized depreciation	$(220,960)

(a)	FGIC Insured.
(b)	Security is collateralized by municipal or U.S. Treasury obligations.
(c)	FHLMC Collateralized.
(d)	FNMA/GNMA Collateralized.
(e)	FSA Insured.
(f)	AMBAC Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(i)	XL Capital Insured.
(j)	MBIA Insured.
(k)	Assured Guaranty Insured.
(l)	Security is illiquid.
(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a) (3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	606,570	$6,645

(n)	Represents the current yield as of report date.
•	Forward interest rate swap outstanding as of April 30, 2008 was as follows:

	Notional
	Amount	Unrealized
	(000)	Depreciation

Pay a fixed rate of 3.553% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, Lehman Brothers Special Financing Expires June 2023	$2,000	$(4,156)

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Florida Municipal Income Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida—144.6%

Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80%, 11/01/12	$1,000	$919,890

Beacon Tradeport Community Development District, Florida, Special Assessment Revenue Refunding Bonds (Commercial Project), Series A, 5.625%, 5/01/32 (a)	7,705	7,722,490

Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health First Inc. Project), 5%, 4/01/36	2,000	1,863,440

Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds (Capital Projects Loan Program), Senior Series F-1, 5%, 10/01/31 (b)	2,800	2,655,576

Easton Park Community Development District, Florida, Capital Improvement Revenue Bonds, 5.20%, 5/01/37	985	754,293

Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (c)	799	840,437

Florida State Board of Education, Public Education Capital Outlay, GO, Series A, 5.125%, 6/01/10 (d)	5,550	5,907,475

Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/31 (b)	1,355	1,369,797

Gateway Services Community Development District, Florida, Special Assessment Bonds (Stoneybrook Project), 5.50%, 7/01/08	35	34,971

Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series A, 5.25%, 6/01/26	2,500	2,437,200

Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	1,500	1,342,005

Heritage Harbour South Community Development District, Florida, Capital Improvement Special Assessment Bonds, Series A, 6.50%, 5/01/34	1,610	1,639,543

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System):
ARS, VRDN, Series F, 4.25%, 11/15/35 (e)(f)	1,800	1,800,000
Series A, 6%, 11/15/11 (d)	6,500	7,228,715
Series C, 5.25%, 11/15/36	4,000	3,901,680

Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	1,755	1,681,659

Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project):
5.50%, 10/01/23	1,450	1,440,995
Series A, 5.65%, 5/15/18	900	906,552

Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	1,100	1,115,642

Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic- Jacksonville), Series B, 5.50%, 11/15/36	7,500	7,600,950

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (e)	2,280	2,289,918

Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/26 (b)	4,000	4,049,960

Laguna Lakes Community Development District, Florida, Special Assessment Revenue Refunding Bonds, Series A, 6.40%, 5/01/13 (d)	1,575	1,802,430

Municipal Bonds	Par (000)	Value

Florida—(continued)

Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance Obligor Group), 5%, 11/15/32 (g)	$1,430	$1,202,401

Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%, 4/01/32 (c)	1,000	1,001,380

Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	1,690	1,605,010

Melbourne, Florida, Water and Sewer Revenue Bonds, 5.23%, 10/01/21 (h)(i)(j)	2,770	1,514,525

Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	3,000	3,050,490

Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds, 5.125%, 7/01/25 (i)	1,000	1,021,550

Miami-Dade County, Florida, Special Obligation Revenue Bonds (b)(j):
Sub-Series B, 5.596%, 10/01/33	9,700	2,391,341
Sub-Series C, 5.623%, 10/01/28	25,000	8,177,750

Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Sub-Series A, 5.535%, 10/01/19 (b)(j)	2,595	1,445,311

New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	1,500	1,369,275

Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Revenue Bonds (Unit of Development Number 43):
6.10%, 8/01/11 (d)	1,155	1,272,833
6.125%, 8/01/11 (d)	3,500	3,894,345
6.10%, 8/01/21	295	297,159

Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/27 (c)	1,000	1,024,940

Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	655	597,478

Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), 5.70%, 7/01/26	600	541,386

Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5%, 10/01/29 (c)	1,300	1,307,150

Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	1,000	1,033,240

Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, VRDN, Sub-Series D, 3.34%, 7/01/40 (c)(f)	2,000	2,000,000

Palm Beach County, Florida, School Board, COP, Refunding, Series B, 5%, 8/01/25 (c)	2,500	2,535,150

Palm Beach County, Florida, School Board, COP, Series A, 5%, 8/01/29 (b)(h)	1,000	1,005,250

Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	590	553,538

Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/35 (e)	1,000	1,016,070

Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.335%, 6/01/30 (c)(j)	3,945	1,140,144

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	33

Schedule of Investments (concluded)	BlackRock Florida Municipal Income Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida—(concluded)

South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds (Baptist Health System Obligation Group), 5.25%, 2/01/13 (d)	$12,000	$13,128,600

South Miami Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds (Baptist Health System Obligation Group), 5%, 8/15/32	1,000	985,540

Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	2,700	2,708,100

Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	985	952,544

Tampa, Florida, Revenue Bonds (University of Tampa Project), 5.625%, 4/01/32 (a)	5,500	5,533,275

Tampa, Florida, Water and Sewer Revenue Refunding Bonds, Series A, 5%, 10/01/26	4,000	4,077,600

Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	1,250	1,222,138

Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (b)	1,795	1,818,156

Village Community Development District Number 5, Florida, Special Assessment Bonds, Series A:
6%, 5/01/22	2,845	2,866,338
6.50%, 5/01/33	1,395	1,419,204

Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Bonds (Embry-Riddle Aeronautical University Project), Series A, 5.75%, 10/15/29	2,000	1,990,180

Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series B, 5.125%, 11/01/14	1,000	904,350

		139,909,359

Municipal Bonds	Par (000)	Value

Puerto Rico—11.5%

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/44	$2,100	$2,194,080

Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125%, 7/01/31	4,980	4,749,177

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (d)	4,000	4,199,680

		11,142,937

Total Municipal Bonds (Cost—$148,355,909)—156.1%		151,052,296

Short-Term Securities	Shares

CMA Florida Municipal Money Fund, 2.01% (l)(m)	1,291,137	1,291,137

Total Short-Term Securities (Cost—$1,291,137)—1.3%		1,291,137

Total Investments (Cost—$149,647,046*)—157.4%		152,343,433
Other Assets Less Liabilities—2.1%		2,003,904
Preferred Shares, at Redemption Value—(59.5%)		(57,555,953)

Net Assets Applicable to Common Shares—100.0%		$96,791,384

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$149,646,807

Gross unrealized appreciation	$4,948,993
Gross unrealized depreciation	(2,252,367)

Net unrealized appreciation	$2,696,626

(a)	Radian Insured.
(b)	MBIA Insured.
(c)	AMBAC Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	FSA Insured.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	Security is illiquid.
(h)	Security is collateralized by municipal or U.S. Treasury obligations.
(i)	FGIC Insured.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(k)	Assured Guaranty Insured.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(c) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Dividend Income

	CMA Florida Municipal Money Fund	(471,860)	$27,544

(m)	Represents the current yield as of report date.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—129.0%

Burlington County, New Jersey, Bridge Commission, EDR, Refunding (The Evergreens Project), 5.625%, 1/01/38	$150	$136,410

Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%, 1/01/26 (a)	1,000	1,031,520

Essex County, New Jersey, Improvement Authority, Airport Revenue Refunding Bonds, AMT, 5%, 11/01/25 (b)	250	242,900

Hudson County, New Jersey, Improvement Authority, Capital Appreciation Revenue Bonds, Series A-1, 4.46%, 12/15/32 (b)	1,000	270,280

Middlesex County, New Jersey, Improvement Authority Revenue Bonds (George Street Student Housing Project), Series A, 5%, 8/15/35	1,000	911,310

Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/ Conference Project), Series B, 6.25%, 1/01/37	200	171,176

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	1,000	956,990

New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A:
5.75%, 1/01/25	60	54,998
5.875%, 1/01/37	110	95,898

New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31	1,000	974,230

New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	140	123,007

New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation), 5.125%, 6/15/37	100	87,645

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5%, 9/01/37 (c)	300	305,811

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	500	499,720

New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7%, 11/15/30	925	844,257

New Jersey EDA, Transportation Project Sublease Revenue Bonds, Series A, 5.75%, 5/01/10 (a)	900	955,701

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey- American Water Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (c)	250	242,297

New Jersey Health Care Facilities Financing Authority Revenue Bonds:
(Hackensack University Medical Center), 6%, 1/01/25	1,000	1,024,870
(Meridian Health), Series I, 5%, 7/01/38 (d)	100	100,707

New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
(Hackensack University Medical Center), 5.25%, 1/01/36 (d)	250	257,240
(Saint Barnabas Health Care System), Series A, 5%, 7/01/29	250	231,222
(Saint Barnabas Health Care System), Series B, 5.92%, 7/01/30	500	107,480
(Saint Barnabas Health Care System), Series B, 5.72%, 7/01/36	840	115,786
(Saint Barnabas Health Care System), Series B, 5.79%, 7/01/37	900	114,651
(Saint Joseph’s Hospital and Medical Center), Series A, 5.75%, 7/01/16 (e)	1,000	1,003,300

Municipal Bonds	Par (000)	Value

New Jersey—(concluded)

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds, Series D:
(College of New Jersey), 5%, 7/01/35 (a)	$380	$389,728
(Georgian Court University), 5%, 7/01/33	100	94,391

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
(Ramapo College), Series I, 4.25%, 7/01/31 (c)	250	226,980
(Rowan University), Series B, 5%, 7/01/24	255	268,918

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%, 1/01/16 (f)	1,000	1,147,421

Newark, New Jersey, Housing Authority, Port Authority- Port Newark Marine Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment Projects), 4.375%, 1/01/37 (b)	375	349,912

Old Bridge Township, New Jersey, Board of Education, GO, Refunding, 4.375%, 7/15/32 (b)	500	478,575

Passaic Valley, New Jersey, Sewer Commissioner’s Revenue Refunding Bonds (Sewer System), Series E, 5.75%, 12/01/21 (c)	1,000	1,043,850

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.499%, 7/01/34 (a)	100	81,873

Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office Building Project), 5.25%, 8/15/38 (a)	100	104,478

South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series A, 4.50%, 11/01/35 (g)	490	446,111

Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding Bonds:
6.125%, 6/01/12 (h)	750	836,175
Series 1B, 5.65%, 6/01/41	600	53,010

		16,380,828

Puerto Rico—11.9%

Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series L, 5.25%, 7/01/38 (c)	80	83,734

Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.34%, 7/01/37 (c)	795	155,271

Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%, 7/01/16 (h)	310	347,774

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%, 7/01/15 (g)(h)	350	386,757

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	600	536,604

		1,510,140

Total Municipal Bonds (Cost—$18,253,577)—140.9%		17,890,968

Corporate Bonds

Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (i)	1,000	1,039,280

Total Corporate Bonds (Cost—$1,019,780)—8.2%		1,039,280

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	35

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA New Jersey Municipal Money Fund, 2.12% (j)(k)	1,009,496	$1,009,496

Total Short-Term Securities (Cost—$1,009,496)—7.9%		1,009,496

Total Investments (Cost—$20,282,853*)—157.0%		19,939,744
Other Assets Less Liabilities—2.1%		262,573
Preferred Shares, at Redemption Value—(59.1%)		(7,500,776)

Net Assets Applicable to Common Shares—100.0%		$12,701,541

*	The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$20,222,117

Gross unrealized appreciation	$573,797
Gross unrealized depreciation	(856,170)

Net unrealized depreciation	$(282,373)

(a)	FSA Insured.
(b)	MBIA Insured.
(c)	AMBAC Insured.
(d)	Assured Guaranty Insured.
(e)	Connie Lee Insured.
(f)	Security is collateralized by municipal or U.S. Treasury obligations.
(g)	FGIC Insured.
(h)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Dividend Income

	CMA New Jersey Municipal Money Fund	1,005,072	$5,498

(k)	Represents the current yield as of report date.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey—120.7%

Burlington County, New Jersey, Bridge Commission, EDR,
Refunding (The Evergreens Project), 5.625%, 1/01/38	$1,000	$909,400

Cherry Hill Township, New Jersey, GO, 5%, 7/15/11 (a)	2,775	2,971,026

Garden State Preservation Trust, New Jersey, Revenue Bonds,
Series B, 5.22%, 11/01/26 (b)(j)	12,600	5,034,582

Middlesex County, New Jersey, Improvement Authority AMT (c):
(Administration Building Residential Project),
5.35%, 7/01/34	1,400	1,401,708
(New Brunswick Apartments Rental Housing),
5.30%, 8/01/35	4,390	4,284,508

Middlesex County, New Jersey, Improvement Authority,
Subordinate Revenue Bonds (Heldrich Center Hotel/
Conference Project), Series B, 6.25%, 1/01/37	1,790	1,532,025

Middlesex County, New Jersey, Pollution Control Financing
Authority, Revenue Refunding Bonds (Amerada Hess
Corporation), 6.05%, 9/15/34	2,500	2,491,625

New Jersey EDA Cigarette Tax Revenue Bonds:
5.75%, 6/15/29 (d)	500	527,360
5.75%, 6/15/34	5,000	4,784,950

New Jersey EDA, EDR:
(Kapkowski Road Landfill Reclamation
Improvement District Project), AMT, Series B,
6.50%, 4/01/31	5,000	5,083,500
(Masonic Charity Foundation Project),
5.50%, 6/01/31	2,000	2,041,620

New Jersey EDA, EDR Refunding (Kapkowski Road Landfill
Reclamation Improvement District Project), 6.50%,
4/01/28	2,500	2,574,800

New Jersey EDA, First Mortgage Revenue Bonds:
(Fellowship Village Project), Series C, 5.50%, 1/01/18	2,630	2,639,468
(Lions Gate Project), Series A, 5.75%, 1/01/25	500	458,315
(Lions Gate Project), Series A, 5.875%, 1/01/37	855	745,389

New Jersey EDA, First Mortgage Revenue Refunding Bonds
(The Winchester Gardens at Ward Homestead Project),
Series A, 5.75%, 11/01/24	4,050	4,071,789

New Jersey EDA, Mortgage Revenue Refunding Bonds
(Victoria Health Corporation Project), Series A,
5.20%, 12/20/36 (e)	1,885	1,918,949

New Jersey EDA, Retirement Community Revenue Refunding
Bonds (Seabrook Village, Inc.), 5.25%, 11/15/26	1,790	1,572,729

New Jersey EDA, School Facilities Construction Revenue Bonds,
Series U, 5%, 9/01/37(f)	700	713,559

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds
(Waste Management Inc.), AMT, Series A, 5.30%, 6/01/15	2,000	1,998,880

New Jersey EDA, Special Facility Revenue Bonds (Continental
Airlines Inc. Project) AMT:
7%, 11/15/30	3,450	3,148,849
7.20%, 11/15/30	2,000	1,867,460

New Jersey Health Care Facilities Financing Authority:
Revenue Bonds:
(Kennedy Health System), 5.625%, 7/01/31	10,000	10,075,500
(Meridian Health), Series I, 5%, 7/01/38 (d)	750	755,303
(South Jersey Hospital System), 6%, 7/01/12 (a)	5,500	6,128,210
(South Jersey Hospital), 6%, 7/01/12 (a)	1,960	2,183,871

New Jersey Health Care Facilities Financing Authority
Health System Revenue Bonds (Catholic Health East),
Series A, 5.375%, 11/15/12 (a)	3,000	3,309,750

Municipal Bonds	Par (000)	Value

New Jersey—(concluded)

New Jersey Health Care Facilities Financing Authority
Revenue Refunding Bonds:
(Atlantic City Medical Center), 5.75%, 7/01/12 (a)	$1,995	$2,203,478
(Atlantic City Medical Center), 5.75%, 7/01/25	2,505	2,569,980
(Saint Barnabas Health Care System), Series A,
5%, 7/01/29	750	693,667
(Saint Barnabas Health Care System), Series B,
5.798%, 7/01/30 (j)	2,500	537,400
(Saint Barnabas Health Care System), Series B,
5.721%, 7/01/36 (j)	7,700	1,061,368
(Saint Barnabas Health Care System), Series B,
5.791%, 7/01/37 (j)	7,250	923,577
(South Jersey Hospital System), 5%, 7/01/46	1,650	1,571,493

New Jersey State Educational Facilities Authority:
(Fairleigh Dickinson University), Series D, 6%, 7/01/25	3,000	3,054,300
(Georgian Court College Project), Series C,
6.50%, 7/01/13 (a)	2,120	2,467,235

New Jersey State Educational Facilities Authority Revenue
Refunding Bonds:
(College of New Jersey), Series D, 5%, 7/01/35 (b)	3,230	3,312,688
(Fairleigh Dickinson University), Series C, 5.50%, 7/01/23	1,000	1,002,510
(Fairleigh Dickinson University), Series C, 6%, 7/01/20	2,000	2,074,820
(Georgian Court University), Series D, 5%, 7/01/33	250	235,978
(Ramapo College), Series I, 4.25%, 7/01/31 (f)	500	453,960
(Rowan University), Series B, 5%, 7/01/24 (d)	1,500	1,581,870

New Jersey State Housing and Mortgage Finance Agency,
S/F Housing Revenue Refunding Bonds, AMT, Series T,
4.70%, 10/01/37	700	616,014

New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds, Series C,
4.83%, 12/15/32 (b)(j)	4,000	1,104,720

Newark, New Jersey, Health Care Facility Revenue Refunding
Bonds (New Community Urban Renewal), Series A,
5.20%, 6/01/30 (e)(g)	1,875	1,912,313

Newark, New Jersey, Housing Authority, Port Authority-Port
Newark Marine Terminal, Additional Rent-Backed Revenue
Refunding Bonds (City of Newark Redevelopment Projects),
4.375%, 1/01/37 (h)	3,000	2,799,300

Perth Amboy, New Jersey GO (Convertible CABS), Refunding (b)(j):
5%, 7/01/34	1,075	880,135
5%, 7/01/35	175	143,157

Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal), AMT,
Series 6, 5.75%, 12/01/22 (h)	6,000	6,017,640

Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue
Bonds, CABS, Series A, 4.36%, 9/01/33 (h)(j)	2,000	524,920

Salem County, New Jersey, Improvement Authority Revenue
Bonds (Finlaw State Office Building Project),
5.25%, 8/15/38 (b)	225	235,076

Tobacco Settlement Financing Corporation of New Jersey:
Asset-Backed Revenue Refunding Bonds:
6.125%, 6/01/12 (a)	10,500	11,706,450
Series 1B, 5.65%, 6/01/41 (j)	3,300	291,555

Trenton, New Jersey, Parking Authority Parking Revenue
Refunding Bonds (i):
5%, 4/01/25	3,465	3,507,065
5%, 4/01/30	1,500	1,510,455

Vineland, New Jersey, Electric Utility GO, Refunding, AMT (h):
5.30%, 5/15/30	1,500	1,476,960
5.375%, 5/15/31	1,500	1,489,185

		133,184,394

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	37

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico—15.9%

Puerto Rico Commonwealth Highway and Transportation Authority,
Transportation Revenue Refunding Bonds, Series D,
5.25%, 7/01/12 (a)	$1,000	$1,077,350

Puerto Rico Commonwealth Infrastructure Financing Authority,
Special Tax and Capital Appreciation Revenue Bonds,
Series A, 4.34%, 7/01/37 (f)(j)	6,000	1,171,860

Puerto Rico Housing Financing Corporation:
Home Mortgage Revenue Bonds (Mortgage-Backed
Securities), AMT, Series B, 5.30%, 12/01/28 (k)(l)	2,545	2,549,886

Puerto Rico Housing Financing Corporation:
Home Mortgage Revenue Refunding Bonds (Mortgage-
Backed Securities), Series A, 5.20%, 12/01/33 (k)(l)	2,550	2,563,566

Puerto Rico Public Buildings Authority Revenue Bonds,
CABS, Series D (f)(j):
5.45%, 7/01/12	1,335	1,112,629
5.45%, 7/01/17	3,665	3,308,615

Puerto Rico Public Buildings Authority: Government Facilities
Revenue Refunding Bonds, Series D:
5.25%, 7/01/12 (a)	3,765	4,039,506
5.25%, 7/01/36	1,735	1,675,507

		17,498,919

Total Municipal Bonds (Cost—$148,570,021) 136.6%		150,683,313

Corporate Bonds	Par (000)	Value

Multi-State—13.7%

Charter Mac Equity Issuer Trust:
6.30%, 6/30/49	$7,000	$7,251,580
6.80%, 11/30/50	2,500	2,691,275
MuniMae TE Bond Subsidiary LLC:
6.30%, 6/30/49 (m)	3,000	3,072,030
6.80%, 6/30/50 (j)	2,000	2,113,160

Total Corporate Bonds (Cost—$14,503,750)—13.7%		15,128,045

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 2.12% (n)(o)	6,557,212	6,557,212

Total Short-Term Securities (Cost—$6,557,212)—5.9%		6,557,212

Total Investments (Cost—$169,630,983*)—156.2%		172,368,570
Other Assets Less Liabilities—1.6%		1,826,554
Preferred Shares, at Redemption Value—(57.8%)		(63,837,693)

Net Assets Applicable to Common Shares—100.0%		$110,357,431

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$168,746,183

Gross unrealized appreciation	$7,342,187
Gross unrealized depreciation	(3,719,800)

Net unrealized appreciation	$3,622,387

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	FSA Insured.
(c)	FNMA Collateralized.
(d)	Assured Guaranty Insured.
(e)	GNMA Collateralized.
(f)	AMBAC Insured.
(g)	FHA Insured.
(h)	MBIA Insured.
(i)	FGIC Insured.
(j)	Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.
(k)	FHLMC Collateralized.
(l)	FNMA/GNMA Collateralized.
(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA New Jersey Municipal Money Fund	6,334,031	$36,363

(o)	Represents the current yield as of report date.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock New York Investment Quality Municipal Trust (RNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—134.3%

Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project) Series A (m):
7%, 5/01/25	$95	$75,832
7%, 5/01/35	60	46,975

Albany, New York, Municipal Water Finance Authority, Second Resolution Revenue Bonds, Series B, 5%, 12/01/33 (i)	1,000	1,000,070

Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	100	85,283

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds Series A:
4.50%, 2/15/47 (i)	75	69,601
5%, 2/15/47 (b)	100	97,370

Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series B, 5%, 7/01/23	2,000	2,064,440

Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5%, 11/15/35	250	251,085

New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds:
AMT, Series B-1, 5.15%, 11/01/37	250	241,365
AMT, Series J-2, 4.75%, 11/01/27	500	462,810
Series A, 5.25%, 5/01/30 (c)(e)	1,000	1,010,240

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5%, 1/01/39 (h)	250	251,030
(Queens Baseball Stadium Project), 5%, 1/01/46 (h)	400	398,624
(Yankee Stadium Project), 5%, 3/01/46 (b)	100	94,943

New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	500	427,475

New York City, New York, City IDA, Special Facility Revenue Bonds, AMT:
(American Airlines, Inc. - JFK International Airport), 7.625%, 8/01/25	950	919,980
(Continental Airlines Inc. Project), 7.75%, 8/01/31	300	292,761

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds:
Series A, 4.25%, 6/15/33	250	230,935
Series C, 5.125%, 6/15/33	1,000	1,017,960

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds,
Series B, 5%, 6/15/36 (a)	1,000	1,018,560

New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds Series B,
6%, 5/15/10 (j)	1,815	1,964,157

New York City, New York, GO, Refunding Series A (j):
6%, 5/15/10	990	1,071,358
6%, 5/15/30	10	10,598

New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%, 10/15/32 (h)	2,000	2,038,620

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (h)	850	847,994

New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19	175	168,047

Municipal Bonds	Par (000)	Value

New York—(concluded)

New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center), 5%, 8/01/31 (c)(i)	$750	$756,255

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30%, 7/01/37 (l)	150	151,508
(New York University Hospitals Center), Series B, 5.625%, 7/01/37	150	142,223

New York State Dormitory Authority Revenue Bonds (University of Rochester), Series B, 5.625%, 7/01/09 (j)	500	524,820

New York State Dormitory Authority, Revenue Refunding Bonds:
(Kateri Residence), 5%, 7/01/22	1,000	1,032,080
(Mount Sinai Health), Series A, 6.50%, 7/01/25	1,000	1,033,740
(State University Educational Facilities), Series A, 5.25%, 5/15/15 (h)	1,005	1,091,400

New York State, HFA, Housing Revenue Bonds AMT:
(Kensico Terrace Apartments), Series B, 4.95%, 2/15/38 (d)	150	137,761
(Tri-Senior Development Project), Series A, 5.40%, 11/15/42 (f)	100	97,104

New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143, 4.90%, 10/01/37	100	91,162

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. – LaGuardia Project), AMT, 9.125%, 12/01/15	955	969,133

Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace Apartments Project), AMT, 4.70%, 12/20/38 (e)	250	219,515

Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	100	95,352

Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College Project), 5%, 7/01/31	500	510,385

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	115	103,540

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds Series A (i):
5%, 1/01/12 (j)	845	906,617
5%, 1/01/32	155	156,697

		24,177,405

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	39

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust (RNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Guam—0.5%

Guam Economic Development and Commerce Authority, Tobacco Settlement Asset Backed Revenue Refunding Bonds, 5.625%, 6/01/47	$100	$96,701

Puerto Rico - 13.3%

Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	489,870

Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 5.16%, 7/01/44 (h)	395	50,686

Puerto Rico Commonwealth, Public Improvement, GO, Series A:
5%, 7/01/14 (j)	195	214,502
5%, 7/01/34	120	113,147

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	800	715,472

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (j)	745	803,952

		2,387,629

Total Municipal Bonds (Cost—$26,394,795)—148.0%		26,661,735

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund, 1.93% (g)(k)	711,154	$711,154

Total Short-Term Securities (Cost—$711,154)—3.9%		711,154

Total Investments (Cost—$27,105,949*)—152.0%		27,372,889
Other Assets Less Liabilities—2.4%		439,160
Preferred Shares, at Redemption Value—(54.4%)		(9,802,896)

Net Assets Applicable to Common Shares—100.0%		$18,009,153

*	The cost and unrealized appreciation (depreciation) of investments, as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,105,993

Gross unrealized appreciation	807,067
Gross unrealized depreciation	(540,171)

Net unrealized appreciation	$266,896

(a)	FSA Insured.
(b)	FGIC Insured.
(c)	FHA Insured.
(d)	SONYMA Insured.
(e)	GNMA Collateralized.
(f)	FNMA Collateralized.
(g)	Represents the current yield as of report date.
(h)	AMBAC Insured.
(i)	MBIA Insured.
(j)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA New York Municipal Money Fund	$603,713	$3,922

(l)	Radian Insured.
(m)	Illiquid security.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—129.3%

Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A (a) (m):
7%, 5/01/25	$910	$726,389
7%, 5/01/35	590	461,917

Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	7,000	6,335,700

Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	500	426,415

Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A:
4.50%, 2/15/47 (b)	2,900	2,691,229
5%, 2/15/47	1,000	976,980

Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B:
5%, 12/01/35	5,000	5,046,150
5%, 12/01/35 (c)	2,500	2,513,100

Madison County, New York, IDA, Civic Facility Revenue Bonds:
(Colgate University Project), Series B, 5%, 7/01/33	2,000	2,032,620
(Commons II LLC - Student Housing), Series A, 5%, 6/01/33 (c)	400	397,720

Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5%, 11/15/30	12,000	12,150,360

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125%, 11/15/31	12,000	12,106,080

Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F, 5%, 11/15/35	3,000	3,013,020

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5%, 1/01/36 (d)	4,900	4,913,328
(Queens Baseball Stadium Project), 5%, 1/01/39 (d)	1,500	1,506,180
(Queens Baseball Stadium Project), 5%, 1/01/46 (d)	250	249,140
(Yankee Stadium Project), 5%, 3/01/36 (b)	700	705,649

New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter Properties Inc.-The New York and Pennsylvania Hospital Leasehold Project), 5.25%, 12/15/32 (e)	1,550	1,603,320

New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	2,000	1,709,900

New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25	3,200	3,098,880

New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	4,000	3,903,480

New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%, 6/15/37 (b)	2,650	2,549,989

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds:
Series A, 4.25%, 6/15/39 (e)	1,250	1,145,275
Series A, 5%, 6/15/32 (f)	4,000	4,035,440
Series D, 5%, 6/15/38	1,500	1,524,960

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds:
Series C, 5%, 6/15/32	6,500	6,568,900
Series D, 5%, 6/15/39	5,000	5,073,050

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2, 4.25%, 1/15/34 (f)	1,700	1,543,974

Municipal Bonds	Par (000)	Value

New York—(continued)

New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series C, 5%, 5/01/09 (g)	$1,495	$1,552,139

New York City, New York, GO:
Series C, 5.375%, 3/15/12 (g)	6,000	6,541,740
Series D, 5.375%, 6/01/12 (g)	2,200	2,408,516
Series D, 5.375%, 6/01/32	4,000	4,092,280

New York City, New York, IDA, Civic Facility Revenue Bonds (Marymount School of New York Project) (h):
5.125%, 9/01/21	750	687,697
5.25%, 9/01/31	2,000	1,699,520

New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (h)	2,400	2,134,320

New York City, New York, IDA, Special Airport Facility Revenue Bonds (Aero JFK I, LLC Project), AMT, Series A, 5.50%, 7/01/28	14,850	13,207,887

New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	8,410	8,390,152

New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%, 6/01/43	6,700	6,781,405

New York Liberty Development Corporation Revenue Bonds:
(Goldman Sachs Headquarters), 5.25%, 10/01/35	7,000	7,248,710
(National Sports Museum Project), Series A, 6.125%, 2/15/19	1,740	1,670,870

New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, Series B, 5%, 2/15/35 (d)	4,855	4,882,382

New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds:
(Manhattan College), Series B, 5.30%, 7/01/37 (i)	500	505,025
(New York University Hospitals Center), Series B, 5.625%, 7/01/37	530	502,520

New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds:
(Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (b)	1,000	1,012,410
(Mount Sinai-NYU Medical Center Health System), Series C, 5.50%, 7/01/26	3,000	2,999,910

New York State Dormitory Authority Revenue Bonds:
(New School University), 5%, 7/01/41 (b)	9,000	9,027,090
(New York University), Series 2, 5%, 7/01/41 (d)	5,000	5,036,050
(North Shore - Long Island Jewish Health System), 5.50%, 5/01/13 (g)	2,000	2,226,740

New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT, Series B, 4.95%, 2/15/38	850	780,649

New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, 31st Series A, 5.30%, 10/01/31	15,500	15,254,170

New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40%, 4/01/32	5,335	5,306,351

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds:
(Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	8,815	8,945,462
(JFK International Air Terminal), AMT, Series 6, 5.75%, 12/01/22 (b)	7,000	7,020,580

Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, Series A, 5.75%, 6/01/43	2,500	2,502,550

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	41

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York—(concluded)

Rockland Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, 5.75%, 8/15/43	$5,000	$5,005,150

Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	1,175	1,057,911

Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	7,000	6,675,200

TSASC, Inc., New York, TFABS, Series 1 (g):
5.75%, 7/15/12	5,000	5,550,000
6.375%, 7/15/09	2,000	2,118,300

Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Windward School Civic Facility), 5.25%, 10/01/31 (i)	2,500	2,460,175

Westchester Tobacco Asset Securitization Corporation, New York, Revenue Bonds, 6.75%, 7/15/10 (g)	2,000	2,205,320

		$236,498,326

Puerto Rico—12.7%

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	2,000	2,091,200

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series VV, 5.25%, 7/01/29 (b)	500	525,570

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D:
5.25%, 7/01/12 (g)	4,400	4,720,804
5.25%, 7/01/36	1,600	1,545,136

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E (g):
5.50%, 2/01/12	7,475	8,066,497
5.70%, 2/01/10	6,000	6,299,520

		23,248,727

Total Municipal Bonds (Cost—$259,598,512)—142.0%		259,747,053

Corporate Bonds	Par (000)	Value

Multi-State—10.0%

Charter Mac Equity Issuer Trust (j):
6.30%, 6/30/49	$6,000	$6,215,640
6.80%, 11/30/50	5,500	5,920,805

MuniMae TE Bond Subsidiary LLC (j):
6.30%, 6/30/49	6,000	6,144,060
6.80%, 6/30/50	3,000	3,169,740

Total Corporate Bonds (Cost—$20,502,500)—11.7%		21,450,245

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 1.93% (k)(l)	7,882,541	7,882,541

Total Short-Term Securities (Cost—$7,882,541)—4.3%		7,882,541

Total Investments (Cost—$287,983,553*)—158.0%		289,079,839
Other Assets Less Liabilities—2.0%		3,586,322
Preferred Shares, at Redemption Value—(60.0%)		(109,802,918)

Net Assets Applicable to Common Shares—100.0%		$182,863,243

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$287,297,059

	Gross unrealized appreciation	$7,969,708
	Gross unrealized depreciation	(6,186,928)

	Net unrealized appreciation	$1,782,780

(a)	Illiquid security.
(b)	MBIA Insured.
(c)	CIFG Insured.
(d)	AMBAC Insured.
(e)	FSA Insured.
(f)	FGIC Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	ACA Insured.
(i)	Radian Insured.
(j)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA New York Municipal Money Fund	7,835,658	$37,210

(l)	Represents the current yield as of report date.
(m)	Illiquid securities.

•	Forward interest rate swap outstanding as of April 30, 2008 was as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a fixed rate of 3.798% and receive a floating rate based on 1-week SIFMA Municipal Swap Index

Broker, Citibank NA Expires June 2033	$6,000	$(88,392)

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2008

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Statements of Assets and Liabilities

April 30, 2008 (Unaudited)	BlackRock Investment Quality Municipal Trust (BKN)	BlackRock Municipal Income Trust (BFK)	BlackRock Long-Term Municipal Advantage Trust (BTA)	BlackRock California Investment Quality Municipal Trust (RAA)	BlackRock California Municipal Income Trust (BFZ)

Assets
Investments at value – unaffiliated[1]	$364,686,977	$953,296,773	$307,385,817	$19,426,619	$316,266,139
Investments at value – affiliated[2]	19,300,000	4,838,909	1,810,502	1,229,203	28,238,069
Cash	40,147	11,952	64,263	59,725	97,837
Investments sold receivable	3,465,401	34,391,740	590,587	—	6,120,455
Interest receivable	5,204,108	14,474,274	5,331,149	295,231	4,427,194
Swaps receivable	118,219	—	—	—	—
Dividends receivable	183	333	—	—	—
Prepaid expenses	6,569	—	94,125	3,449	—
Other assets	54,512	458,227	13,082	5,152	36,635

Total assets	392,876,116	1,007,472,208	315,289,525	21,019,379	355,186,329

Liabilities
Unrealized depreciation on forward interest rate swaps	575,472	1,616,589	136,552	—	—
Bank overdraft	—	—	—	—	—
Investments purchased payable	12,668,810	36,711,053	3,290,000	—	4,070,156
Income dividends payable – common shares	1,350,230	3,421,177	733,983	48,344	1,150,874
Investment advisory fees payable	151,003	358,323	79,820	5,623	118,321
Administration fees payable	—	—	—	1,710	—
Officer’s and Trustees’ fees payable	55,503	128,658	13,604	5,391	35,104
Other accrued expenses payable	132,517	84,001	66,070	46,739	106,929
Other liabilities	—	—	4,886	—	—
Interest expense payable	—	—	1,313,380	—	—

Total accrued liabilities	14,933,535	41,319,801	5,638,295	107,807	5,481,384

Other Libilities
Trust certificates payable[3]	—	—	144,470,000	—	—

Total Liabilities	14,933,535	41,319,801	150,108,295	107,807	5,481,384

Preferred Shares at Redemption Value
$0.001 par value per share[4] at $25,000 per share liquidation preference	146,636,542	375,264,208	—	7,505,017	131,995,802

Net Assets Applicable to Common Shares	$231,306,039	$589,888,199	$165,181,230	$13,406,555	$217,709,143

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value[5]	$168,779	$44,144	$13,345	$10,072	$15,128
Paid-in capital in excess of par	234,412,917	627,167,124	190,776,233	13,393,656	214,843,313
Accumulated (distribuitions in excess of) net investment income	2,188,706	5,021,791	703,958	(9,250)	2,821,975
Accumulated net realized losses	(4,556,282)	(39,233,575)	(4,007,136)	(101,048)	(7,073,895)
Net unrealized appreciation/depreciation	(908,081)	(3,111,285)	(22,305,170)	113,125	7,102,622

Net Assets applicable to common shareholders	$231,306,039	$589,888,199	$165,181,230	$13,406,555	$217,709,143

Net asset value per common share[6]	$13.70	$13.36	$12.38	$13.31	$14.39

[1]Investments at cost – unaffiliated	$365,019,586	$954,791,469	$329,567,517	$19,318,646	$309,200,152

[2]Investments at cost – affiliated	$19,300,000	$4,838,909	$1,810,502	$1,229,203	$28,238,069

[3]Represents short-term floating rate certificates issued by tender option bond trusts.
[4]Preferred Shares outstanding
M7	—	3,001	—	—	—

T7	3,262	3,001	—	—	2,639

T28	2,600	—	—	—	—

W7	—	3,001	—	300	—

R7	—	3,001	—	—	2,639

F7	—	3,001	—	—	—

[5]Par value per share	$0.01	$0.001	$0.001	$0.01	$0.001

[6]Common Shares outstanding	16,877,877	44,144,225	13,345,152	1,007,166	15,128,360

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2008

April 30, 2008 (Unaudited)	BlackRock Florida Investment Quality Municipal Trust (RFA)	BlackRock Florida Municipal Income Trust (BBF)	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust (RNY)	BlackRock New York Municipal Income Trust (BNY)
Assets
Investments at value – unaffiliated[1]	$22,274,120	$151,052,296	$18,930,248	$165,811,358	$26,661,735	$281,197,298
Investments at value – affiliated[2]	817,070	1,291,137	1,009,496	6,557,212	711,154	7,882,541
Cash	—	—	34,520	32,048	72,746	93,560
Investments sold receivable	15,000	225,000	—	—	—	99,250
Interest receivable	309,598	2,412,495	339,879	2,515,780	498,549	4,632,044
Swaps receivable	—	—	—	—	—	—
Dividends receivable	18	46	26	53	18	89
Prepaid expenses	3,449	—	3,449	—	3,449	—
Other assets	5,403	13,689	7,597	15,668	5,255	25,862

Total assets	23,424,658	154,994,663	20,325,215	174,932,119	27,952,906	293,930,644

Liabilities
Unrealized depreciation on forward interest rate swaps	4,156	—	—	—	—	88,392
Bank overdraft	19,809	20,080	—	—	—	—
Investments purchased payable	500,000	—	—	—	—	—
Income dividends payable – common shares	50,156	487,177	68,762	598,980	87,846	954,208
Investment advisory fees payable	6,028	55,889	5,245	60,646	7,713	105,219
Administration fees payable	1,864	—	1,659	—	2,278	—
Officer’s and Trustees’ fees payable	5,214	14,065	7,268	15,113	5,093	24,762
Other accrued expenses payable	47,605	70,115	39,964	62,256	37,927	91,902
Other liabilities	—	—	—	—	—	—
Interest expense payable	—	—	—	—	—	—

Total accrued liabilities	634,832	647,326	122,898	736,995	140,857	1,264,483

Other Libilities
Trust certificates payable[3]	—	—	—	—	—	—

Total Liabilities	634,832	647,326	122,898	736,995	140,857	1,264,483

Preferred Shares at Redemption Value
$0.001 par value per share[4] at $25,000 per share liquidation preference	8,504,943	57,555,953	7,500,776	63,837,693	9,802,896	109,802,918

Net Assets Applicable to Common Shares	$14,284,883	$96,791,384	$12,701,541	$110,357,431	$18,009,153	$182,863,243

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value[5]	$11,271	$6,685	$10,112	$7,523	$13,111	$12,666
Paid-in capital in excess of par	15,001,008	94,857,182	13,139,333	106,947,504	17,711,073	179,894,075
Accumulated (distribuitions in excess of) net investment income	1,806	812,598	119,252	2,094,700	80,150	3,861,248
Accumulated net realized losses	(504,107)	(1,581,468)	(224,047)	(1,429,883)	(62,121)	(1,912,640)
Net unrealized appreciation/depreciation	(225,095)	2,696,387	(343,109)	2,737,587	266,940	1,007,894

Net Assets applicable to common shareholders	$14,284,883	$96,791,384	$12,701,541	$110,357,431	$18,009,153	$182,863,243

Net asset value per common share[6]	$12.67	$14.48	$12.56	$14.67	$13.74	$14.44

[1]Investments at cost – unaffiliated	$22,495,059	$148,355,909	$19,273,357	$163,073,771	$26,394,795	$280,101,012

[2]Investments at cost – affiliated	$817,070	$1,291,137	$1,009,496	$6,557,212	$711,154	$7,882,541

[3]Represents short-term floating rate certificates issued by tender option bond trusts.
[4]Preferred Shares outstanding
M7	—	—	—	—	—	—

T7	—	2,302	300	—	—	—

T28	—	—	—	—	—	—

W7	—	—	—	—	—	2,195

R7	340	—	—	2,552	—	—

F7	—	—	—	—	392	2,195

[5]Par value per share	$0.01	$0.001	$0.01	$0.001	$0.01	$0.001

[6]Common Shares outstanding	1,127,093	6,685,098	1,011,203	7,522,511	1,311,140	12,665,522

SEMI-ANNUAL REPORT	APRIL 30, 2008	45

Statements of Operations

Six Months Ended April 30, 2008 (Unaudited)	BlackRock Investment Quality Municipal Trust (BKN)	BlackRock Municipal Income Trust (BFK)	BlackRock Long-Term Municipal Advantage Trust (BTA)	BlackRock California Investment Quality Municipal Trust (RAA)	BlackRock California Municipal Income Trust (BFZ)
Investment Income
Interest	$9,692,968	$26,926,201	$8,860,716	$502,218	$8,774,113
Dividends from affiliates	364,012	189,425	51,646	12,814	199,548
Income from affiliates	883	1,661	212	84	593

Total income	10,057,863	27,117,287	8,912,574	515,116	8,974,254

Expenses
Investment advisory	668,612	2,946,909	855,815	36,809	1,054,480
Commissions for preferred shares	178,291	478,540	—	10,104	174,898
Accounting services	13,062	29,297	19,336	3,197	10,105
Professional	36,051	35,794	53,316	23,209	25,720
Transfer agent	16,443	20,372	5,329	3,636	10,792
Printing	16,749	37,003	11,948	3,782	8,330
Custodian	10,912	26,156	9,746	1,939	10,879
Administration	286,548	—	—	10,517	—
Registration	2,134	3,518	2,260	1,992	2,028
Officer and Trustees	12,128	38,545	8,789	326	7,906
Miscellaneous	28,295	35,729	68,337	11,528	10,927

Total expenses excluding interest expense and fees	1,269,225	3,651,863	1,034,876	107,039	1,316,065
Interest expense and fees[1]	—	—	2,578,555	—	—

Total Expenses	1,269,225	3,651,863	3,613,431	107,039	1,316,065
Less fees waived by advisor	(16,544)	(749,935)	(345,251)	(2,012)	(301,076)
Less fees paid indirectly	(57)	(136)	(66)	—	(35)

Total expenses after fees waived and paid indirectly	1,252,624	2,901,792	3,268,114	105,027	1,014,954

Net investment income	8,805,239	24,215,495	5,644,460	410,089	7,959,300

Realized and Unrealized Gain (Loss)
Realized gain (loss) from:
Investments	(934,215)	843,154	(2,848,506)	(95,875)	772,674
Futures and swaps	(2,560,247)	(5,537,911)	(1,109,910)	—	—

	(3,494,462)	(4,694,757)	(3,958,416)	(95,875)	772,674

Net change in unrealized appreciation/depreciation on:
Investments	(11,243,404)	(42,044,567)	(15,236,721)	(449,246)	(7,825,063)
Swaps	(245,532)	(1,374,921)	(25,523)	—	—

	(11,488,936)	(43,419,488)	(15,262,244)	(449,246)	(7,825,063)

Total realized and unrealized loss	(14,983,398)	(48,114,245)	(19,220,660)	(545,121)	(7,052,389)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(2,699,675)	(6,516,118)	—	(125,463)	(2,276,420)
Net realized gain	(50,339)	(423,677)	—	—	(136,878)

Total dividends and distributions to Preferred Shareholders	(2,750,014)	(6,939,795)	—	(125,463)	(2,413,298)

Net Decrease in Net Assets Resulting from Operations	$(8,928,173)	$(30,838,545)	$(13,576,200)	$(260,495)	$(1,506,387)

[1]	Related to tender option bond trusts.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2008

Six Months Ended April 30, 2008 (Unaudited)	BlackRock Florida Investment Quality Municipal Trust (RFA)	BlackRock Florida Municipal Income Trust (BBF)	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	BlackRock New Jersey Municipal Income Trust (BNJ)	BlackRock New York Investment Quality Municipal Trust (RNY)	BlackRock New York Municipal Income Trust (BNY)

Investment Income
Interest	$574,646	$4,041,168	$537,382	$4,646,608	$723,722	$7,777,041
Dividends from affiliates	6,645	27,544	5,498	36,363	3,922	37,210
Income from affiliates	87	222	123	254	85	421

Total income	581,378	4,068,934	543,003	4,683,225	727,729	7,814,672

Expenses
Investment advisory	40,194	464,224	36,002	527,838	49,039	883,788
Commissions for preferred shares	11,952	77,014	9,431	81,032	12,626	142,749
Accounting services	3,458	8,523	3,167	16,358	3,337	23,313
Professional	22,928	25,031	22,497	31,462	23,152	22,388
Transfer agent	6,354	9,417	6,874	8,032	6,970	7,812
Printing	3,527	2,971	5,791	10,542	4,735	14,446
Custodian	1,805	6,698	1,838	6,663	3,681	10,875
Administration	11,484	—	10,286	—	14,011	—
Registration	66	2,138	39	2,072	64	2,148
Officer and Trustees	374	6,056	—	4,473	226	10,977
Miscellaneous	10,257	11,828	19,851	11,765	15,875	3,204

Total expenses excluding interest expense and fees	112,399	613,900	115,776	700,237	133,716	1,121,700
Interest expense and fees[1]	—	—	—	—	—	—

Total Expenses	112,399	613,900	115,776	700,237	133,716	1,121,700
Less fees waived by advisor	(1,567)	(122,867)	(1,298)	(140,580)	(788)	(228,370)
Less fees paid indirectly	(21)	(192)	(25)	(46)	—	(14)

Total expenses after fees waived and paid indirectly	110,811	490,841	114,453	559,611	132,928	893,316

Net investment income	470,567	3,578,093	428,550	4,123,614	594,801	6,921,356

Realized and Unrealized Gain (Loss)
Realized gain (loss) from:
Investments	(207,705)	(358,475)	(92,850)	262,076	(60,583)	87,668
Futures and swaps	(159,135)	—	(36,212)	(49,288)	(1,539)	(763,535)

	(366,840)	(358,475)	(129,062)	212,788	(62,122)	(675,867)

Net change in unrealized appreciation/depreciation on:
Investments	(497,150)	(3,068,232)	(748,802)	(5,395,220)	(562,543)	(6,703,799)
Swaps	15,102	—	—	729	—	(85,566)

	(482,048)	(3,068,232)	(748,802)	(5,394,491)	(562,543)	(6,789,365)

Total realized and unrealized loss	(848,888)	(3,426,707)	(877,864)	(5,181,703)	(624,665)	(7,465,232)

Dividends and Distributions to Preferred Shareholders From
Net investment income	(165,797)	(1,057,260)	(121,514)	(1,079,230)	(130,118)	(1,788,554)
Net realized gain	—	—	(10,479)	(108,292)	(48,505)	(121,547)

Total dividends and distributions to Preferred Shareholders	(165,797)	(1,057,260)	(131,993)	(1,187,522)	(178,623)	(1,910,101)

Net Decrease in Net Assets Resulting from Operations	$(544,118)	$(905,874)	$(581,307)	$(2,245,611)	$(208,487)	$(2,453,977)

SEMI-ANNUAL REPORT	APRIL 30, 2008	47

Statements of Changes in Net Assets

	BlackRock Investment Quality Municipal Trust (BKN)		BlackRock Municipal Income Trust (BFK)

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations

Net investment income	$8,805,239	$18,111,477	$24,215,495	$49,131,354
Net realized gain (loss)	(3,494,462)	288,808	(4,694,757)	(674,035)
Net change in unrealized appreciation/depreciation	(11,488,936)	(13,839,313)	(43,419,488)	(27,798,820)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(2,699,675)	(5,316,266)	(6,516,118)	(13,506,034)
Net realized gain	(50,339)	—	(423,677)	(18,029)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(8,928,173)	(755,294)	(30,838,545)	7,134,436

Dividends and Distributions to Common Shareholders From

Net investment income	(8,126,328)	(17,197,915)	(20,617,131)	(43,341,822)
Net realized gain	(212,385)	—	(1,114,972)	(57,432)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(8,338,713)	(17,197,915)	(21,732,103)	(43,399,254)

Capital Share Transactions

Reinvestment of common dividends	1,300,536	1,347,346	1,478,108	3,165,968

Net Assets Applicable to Common Shares

Total decrease in net assets applicable to Common Shares	(15,966,350)	(16,605,863)	(51,092,540)	(33,098,850)
Beginning of period	247,272,389	263,878,252	640,980,739	674,079,589

End of period	$231,306,039	$247,272,389	$589,888,199	$640,980,739

End of period undistributed net (distributions in excess of) investment income	$2,188,706	$4,209,470	$5,021,791	$7,939,545

	BlackRock Florida Municipal Income Trust (BBF)		BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations

Net investment income	$3,578,093	$7,189,178	$428,550	$917,642
Net realized gain (loss)	(358,475)	(426,708)	(129,062)	(55,198)
Net change in unrealized appreciation/depreciation	(3,068,232)	(2,783,039)	(748,802)	(650,877)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,057,260)	(2,093,225)	(121,514)	(236,547)
Net realized gain	—	—	(10,479)	(17,621)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(905,874)	1,886,206	(581,307)	(42,601)

Dividends and Distributions to Common Shareholders From

Net investment income	(2,938,927)	(6,035,745)	(412,179)	(830,797)
Net realized gain	—	—	(29,440)	(38,111)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(2,938,927)	(6,035,745)	(441,619)	(868,908)

Capital Share Transactions

Reinvestment of common dividends	72,406	262,307	30,245	29,674

Net Assets Applicable to Common Shares

Total decrease in net assets applicable to Common Shares	(3,772,395)	(3,887,232)	(992,681)	(881,835)
Beginning of period	100,563,779	104,451,011	13,694,222	14,576,057

End of period	$96,791,384	$100,563,779	$12,701,541	$13,694,222

End of period undistributed net investment income	$812,598	$1,230,692	$119,252	$224,395

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2008

	BlackRock Long-Term Municipal Advantage Trust (BTA)		BlackRock California Investment Quality Municipal Trust (RAA)		BlackRock California Municipal Income Trust (BFZ)		BlackRock Florida Investment Quality Municipal Trust (RFA)

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations

Net investment income	$5,644,460	$9,344,930	$410,089	$842,673	$7,959,300	$16,381,853	$470,567	$940,777
Net realized gain (loss)	(3,958,416)	217,217	(95,875)	(7,880)	772,674	506,163	(366,840)	(137,267)
Net change in unrealized appreciation/depreciation	(15,262,244)	(15,541,298)	(449,246)	(582,095)	(7,825,063)	(10,163,939)	(482,048)	(659,452)
Dividends and distributions to Preferred Shareholders from:
Net investment income	—	—	(125,463)	(240,350)	(2,276,420)	(4,587,525)	(165,797)	(292,680)
Net realized gain	—	—	—	(16,752)	(136,878)	—	—	(42,977)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(13,576,200)	(5,979,151)	(260,495)	(4,404)	(1,506,387)	2,136,552	(544,118)	(191,599)

Dividends and Distributions to Common Shareholders From

Net investment income	(4,403,900)	(9,535,364)	(290,050)	(602,846)	(6,898,659)	(13,751,528)	(304,879)	(674,882)
Net realized gain	—	—	—	(51,877)	(348,819)	—	—	(53,470)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(4,403,900)	(9,535,364)	(290,050)	(654,723)	(7,247,478)	(13,751,528)	(304,879)	(728,352)

Capital Share Transactions

Reinvestment of common dividends	—	538,721	943	—	523,721	981,552	—	—

Net Assets Applicable to Common Shares

Total decrease in net assets applicable to Common Shares	(17,980,100)	(14,975,794)	(549,602)	(659,127)	(8,230,144)	(10,633,424)	(848,997)	(919,951)
Beginning of period	183,161,330	198,137,124	13,956,157	14,615,284	225,939,287	236,572,711	15,133,880	16,053,831

End of period	$165,181,230	$183,161,330	$13,406,555	$13,956,157	$217,709,143	$225,939,287	$14,284,883	$15,133,880

End of period undistributed net (distributions in excess of) investment income	$703,958	$(536,602)	$(9,250)	$(3,826)	$2,821,975	$4,037,754	$1,806	$1,915

	BlackRock New Jersey Municipal Income Trust (BNJ)		BlackRock New York Investment Quality Municipal Trust (RNY)		BlackRock New York Municipal Income Trust (BNY)

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations

Net investment income	$4,123,614	$8,571,202	$594,801	$1,241,769	$6,921,356	$14,157,520
Net realized gain (loss)	212,788	(615,269)	(62,122)	174,369	(675,867)	(532,770)
Net change in unrealized appreciation/depreciation	(5,394,491)	(5,097,663)	(562,543)	(959,807)	(6,789,365)	(8,294,012)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,079,230)	(2,223,503)	(130,118)	(332,059)	(1,788,554)	(3,596,912)
Net realized gain	(108,292)	—	(48,505)	(8,495)	(121,547)	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(2,245,611)	634,767	(208,487)	115,777	(2,453,977)	1,733,826

Dividends and Distributions to Common Shareholders From

Net investment income	(3,589,575)	(7,148,582)	(530,640)	(1,114,664)	(5,719,662)	(11,399,449)
Net realized gain	(309,067)	—	(133,307)	(17,872)	(386,153)	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(3,898,642)	(7,148,582)	(663,947)	(1,132,536)	(6,105,815)	(11,399,449)

Capital Share Transactions

Reinvestment of common dividends	349,477	679,024	33,172	26,224	461,476	910,003

Net Assets Applicable to Common Shares

Total decrease in net assets applicable to Common Shares	(5,794,776)	(5,834,791)	(839,262)	(990,535)	(8,098,316)	(8,755,620)
Beginning of period	116,152,207	121,986,998	18,848,415	19,838,950	190,961,559	199,717,179

End of period	$110,357,431	$116,152,207	$18,009,153	$18,848,415	$182,863,243	$190,961,559

End of period undistributed net investment income	$2,094,700	$2,639,891	$80,150	$146,107	$3,861,248	$4,448,108

SEMI-ANNUAL REPORT	APRIL 30, 2008	49

Statement of Cash Flows

Six Months Ended April 30, 2008	BlackRock Long-Term Municipal Advantage Trust (BTA)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$(13,576,200)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities

Increase in receivables	583,327
Decrease in other liabilities	(1,143,971)
Net realized and unrealized loss	16,988,087
Amortization of premium and discount on investments	(210,999)
Proceeds from sales and paydowns of long-term securities	77,992,701
Purchases of long-term securities	(38,164,363)
Net purchases of short-term investments	(4,940,501)

Cash provided by operating activities	$37,528,081

Cash Provided by Financing Activities:
Repayments from trust certificates	(33,057,503)
Cash dividends paid to shareholders	(4,403,900)
Decrease in custodian bank payable	(2,415)

Cash used for financing activities	$(37,463,818)

Cash:
Net increase in cash	64,263
Cash at beginning of period	—

Cash at end of period	$64,263

Cash Flow Information:

Cash paid for interest	$(1,195,810)

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Investment Quality Municipal Trust (BKN)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.73	$15.79	$15.59	$15.71	$15.28	$15.19

Net investment income	0.52 [1]	1.08	1.10	1.14	1.17	1.16
Net realized and unrealized gain (loss)	(0.90)	(0.79)	0.44	(0.11)	0.26	(0.09)

Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.16)	(0.32)	(0.28)	(0.19)	(0.09)	(0.09)
Net realized gain	— [2]	—	—	—	—	—

Net increase (decrease) from investment operations	(0.54)	(0.03)	1.26	0.84	1.34	0.98

Dividends and distributions to Common Shareholders from:
Net investment income	(0.48)	(1.03)	(1.06)	(0.96)	(0.91)	(0.89)
Net realized gain	(0.01)	—	—	—	—	—

Total dividends and distributions	(0.49)	(1.03)	(1.06)	(0.96)	(0.91)	(0.89)

Net asset value, end of period	$13.70	$14.73	$15.79	$15.59	$15.71	$15.28

Market price, end of period	$15.81	$16.35	$18.97	$16.62	$15.12	$14.26

Total Investment Return[3]

Based on net asset value	(3.85)%[4]	(0.95)%	7.38%	5.34%	9.48%	7.14%

Based on market price	(0.03)%[4]	(8.49)%	21.06%	16.68%	12.91%	12.67%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly[5]	1.06%[6]	1.07%	1.09%	1.08%	1.08%	1.10%

Total expenses after waiver[5]	1.06%[6]	1.08%	1.09%	1.08%	1.08%	1.10%

Total expenses[5]	1.07%[6]	1.08%	1.09%	1.08%	1.08%	1.10%

Net investment income[5]	7.43%[6]	7.06%	7.09%	7.21%	7.59%	7.62%

Dividends to Preferred Shareholders	2.28%[6]	2.07%	1.81%	1.17%	0.60%	0.59%

Net investment income to Common Shareholders	5.15%[6]	4.99%	5.28%	6.04%	9.66%	7.03%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$231,306	$247,272	$263,878	$260,494	$262,474	$255,315

Preferred Shares outstanding at liquidation preference, end of period (000)	$146,550	$146,550	$146,550	$146,550	$146,550	$146,550

Portfolio turnover	7%	17%	82%	77%	52%	36%

Asset coverage per $1,000	$64,473	$67,185	$70,054	$69,465	$69,790	$68,561

[1]	Based on average shares outstanding.
2	Amount is less than $(0.01) per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Do not reflect the effect of dividends to Preferred Shareholders.
6	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	51

Financial Highlights	BlackRock Municipal Income Trust (BFK)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.55	$15.37	$14.71	$14.26	$13.87	$13.33

Net investment income	0.55 [1]	1.11	1.14	1.18	1.19	1.23
Net realized and unrealized gain (loss)	(1.08)	(0.63)	0.78	0.43	0.26	0.35
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.15)	(0.31)	(0.27)	(0.18)	(0.09)	(0.09)
Net realized gain	(0.01)	— [2]	—	—	—	—

Net increase (decrease) from investment operations	(0.69)	0.17	1.65	1.43	1.36	1.49

Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.99)	(0.99)	(0.98)	(0.97)	(0.95)
Net realized gain	(0.03)	— [2]	—	—	—	—

Total dividends and distributions	(0.50)	(0.99)	(0.99)	(0.98)	(0.97)	(0.95)

Net asset value, end of period	$13.36	$14.55	$15.37	$14.71	$14.26	$13.87

Market price per share, end of period	$15.01	$15.92	$17.30	$15.69	$14.05	$13.70

Total Investment Return[3]

Based on net asset value	(4.94)%[4]	0.70%	11.24%	10.21%	10.29%	11.63%

Based on market price	(2.40)%[4]	(2.11)%	17.39%	19.31%	10.01%	9.21%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly[5]	0.95%[6]	0.88%	0.83%	0.83%	0.83%	0.84%

Total expenses after waiver[5]	0.95%[6]	0.88%	0.83%	0.83%	0.83%	0.84%

Total expenses[5]	1.20%[6]	1.18%	1.21%	1.22%	1.23%	1.25%

Total net investment income[5]	7.93%[6]	7.43%	7.65%	7.97%	8.44%	8.96%

Dividends to Preferred Shareholders	2.13%[6]	2.04%	1.83%	1.23%	0.63%	0.65%

Net investment income to Common Shareholders	5.80%[6]	5.39%	5.82%	6.74%	7.81%	0.31%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$589,888	$640,981	$674,080	$642,047	$621,648	$603,943

Preferred Shares outstanding at liquidation preference, end of period (000)	$375,125	$375,125	$375,125	$375,125	$375,125	$375,125

Portfolio turnover	9%	17%	77%	68%	59%	56%

Asset coverage per $1,000	$64,322	$67,727	$69,933	$67,797	$66,435	$65,251

1	Based on average shares outstanding.
2	Amount is less than $(0.01) per share.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Do not reflect the effect of dividends to Preferred Shareholders.
6	Annualized.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Long-Term Municipal Advantage Trust (BTA)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Period February 28, 2006[1] through October 31, 2006

Per Share Operating Performance

Net asset value, beginning of period	$13.72	$14.89	$14.33 [2]

Net investment income	0.42 [3]	0.70	0.45
Net realized and unrealized gain (loss)	(1.43)	(1.15)	0.62

Net increase (decrease) from investment operations	(1.01)	(0.45)	1.07

Dividends and distributions from net investment income	(0.33)	(0.72)	(0.48)
Capital charges with respect to issuance of Common Shares	—	—	(0.03)

Net asset value, end of period	$12.38	$13.72	$14.89

Market price, end of period	$11.63	$12.14	$14.70

Total Investment Return[4]

Based on net asset value	(7.21)%[5]	(2.93)%	7.48%[5]

Based on market price	(1.49)%[5]	(13.00)%	1.40%[5]

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly	3.87%[6]	4.29%	4.11%[6]

Total expenses after fees waived and before fees paid indirectly	3.87%[6]	4.29%	4.14%[6]

Total expenses before fees waived and paid indirectly	4.28%[6]	4.69%	4.55%[6]

Total expenses after fees waived and paid indirectly excluding interest expense and fees[7]	0.82%[6]	0.89%	0.97%[6]

Net investment income	6.69%[6]	4.87%	4.79%[6]

Supplemental Data

Net assets applicable, end of period (000)	$165,181	$183,161	$198,137

Portfolio turnover	25%	39%	20%

1	Commencement of operations.
2	Net asset value, beginning of period reflects a deduction of $0.675 per sales charge from the initial offering price of $15.00 per share.
3	Based on average shares outstanding.
4

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

5	Aggregate total investment return.
6	Annualized.
7	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	53

Financial Highlights	BlackRock California Investment Quality Municipal Trust (RAA)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.86	$14.51	$14.20	$14.43	$14.56	$14.81

Net investment income	0.41 [1]	0.84	0.87	0.78	0.92	1.05
Net realized and unrealized gain (loss)	(0.57)	(0.58)	0.50	(0.03)	(0.09)	(0.41)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.10)	(0.24)	(0.21)	(0.13)	(0.06)	(0.06)
Net realized gain	—	(0.02)	—	—	—	—

Net increase (decrease) from investment operations	(0.26)	—	1.16	0.62	0.77	0.58

Dividends and distributions to Common Shareholders from:
Net investment income	(0.29)	(0.60)	(0.85)	(0.85)	(0.85)	(0.83)
Net realized gains	—	(0.05)	—	—	(0.05)	—

Total dividends and distributions	(0.29)	(0.65)	(0.85)	(0.85)	(0.90)	(0.83)

Net asset value, end of period	$13.31	$13.86	$14.51	$14.20	$14.43	$14.56

Market price, end of period	$12.80	$12.57	$15.80	$15.75	$14.30	$14.03

Total Investment Return[2]

Based on net asset value	(1.77)%[3]	0.01%	7.87%	4.32%	5.77%	4.43%

Based on market price	4.16%[3]	(16.71)%	5.90%	16.76%	8.78%	11.38%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly	1.54%[4]	1.39%	1.41%	1.35%	1.35%	1.40%

Total expenses net of reimbursement	1.54%[4]	1.46%	1.50%	1.39%	1.40%	1.40%

Total expenses	1.57%[4]	1.47%	1.50%	1.39%	1.40%	1.40%

Net investment income	6.02%[4]	5.90%	6.11%	5.38%	6.37%	7.17%

Dividends to Preferred Shareholders	1.84%[4]	1.68%	1.50%	0.88%	0.42%	0.44%

Net investment income to Common Shareholders	4.18%[4]	4.22%	4.61%	4.50%	5.95%	6.73%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$13,407	$13,956	$14,615	$14,299	$14,529	$14,665

Preferred Shares outstanding at liquidation preference, end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500

Portfolio turnover	10%	38%	49%	20%	15%	6%

Asset coverage per $1,000	$69,689	$71,534	$73,731	$72,671	$73,433	$73,886

1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4	Annualized.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock California Municipal Income Trust (BFZ)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$14.97	$15.74	$15.18	$14.77	$13.97	$14.16

Net investment income	0.53 [1]	1.08	1.11	1.12	1.15	1.12
Net realized and unrealized gain (loss)	(0.48)	(0.64)	0.62	0.36	0.65	(0.34)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.14)	(0.30)	(0.26)	(0.16)	(0.09)	(0.08)
Net realized gain	(0.03)	—	—	—	—	—

Net increase (decrease) from investment operations	(0.12)	0.14	1.47	1.32	1.71	0.70

Dividends and distributions to Common Shareholders from net investment income	(0.46)	(0.91)	(0.91)	(0.91)	(0.91)	(0.89)

Net asset value, end of period	$14.39	$14.97	$15.74	$15.18	$14.77	$13.97

Market price, end of period	$15.91	$15.82	$17.12	$14.92	$13.65	$13.21

Total Investment Return[2]

Based on net asset value	(0.72)%[3]	0.77%	9.93%	9.47%	13.14%	5.49%

Based on market price	3.87%[3]	(2.09)%	21.65%	16.42%	10.58%	7.92%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly	0.92%[4]	0.91%	0.87%	0.85%	0.87%	0.89%

Total expenses after waiver	0.92%[4]	0.91%	0.87%	0.86%	0.88%	0.89%

Total expenses	1.19%[4]	1.21%	1.25%	1.25%	1.28%	1.30%

Net investment income	7.23%[4]	7.09%	7.26%	7.35%	7.96%	8.01%

Dividends to Preferred Shareholders	2.06%[4]	1.98%	1.71%	1.04%	0.59%	0.57%

Net investment income to Common Shareholders	5.17%[4]	5.11%	5.55%	6.31%	7.37%	7.44%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$217,709	$225,939	$236,573	$227,472	$221,371	$209,397

Preferred Shares outstanding at liquidation preference, end of period (000)	$131,950	$131,950	$131,950	$131,950	$131,950	$131,950

Portfolio turnover	14%	26%	17%	28%	15%	34%

Asset coverage per $1,000	$66,248	$67,816	$69,836	$68,107	$66,945	$64,675

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	55

Financial Highlights	BlackRock Florida Investment Quality Municipal Trust (RFA)

	Six Months Ended April 30, 2008 (Unaudited)
		Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.43	$14.24	$14.39	$15.02	$15.39	$15.65

Net investment income	0.42 [1]	0.83	0.82	0.84	0.98	1.04
Net realized and unrealized gain (loss)	(0.76)	(0.69)	0.40	(0.35)	(0.18)	(0.39)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.15)	(0.26)	(0.21)	(0.15)	(0.07)	(0.08)
Net realized gain	—	(0.04)	(0.05)	(0.01)	(0.02)	—

Net increase (decrease) from investment operations	(0.49)	(0.16)	0.96	0.33	0.71	0.57

Dividends and distributions to Common Shareholders from:
Net investment income	(0.27)	(0.60)	(0.85)	(0.85)	(0.85)	(0.83)
Net realized gain	—	(0.05)	(0.26)	(0.11)	(0.23)	—

Total dividends and distributions	(0.27)	(0.65)	(1.11)	(0.96)	(1.08)	(0.83)

Net asset value, end of period	$12.67	$13.43	$14.24	$14.39	$15.02	$15.39

Market price, end of period	$11.28	$11.86	$16.00	$14.85	$14.30	$14.47

Total Investment Return[2]

Based on net asset value	(3.41)%[3]	(1.02)%	6.46%	2.19%	5.00%	3.98%

Based on market price	(2.62)%[3]	(22.21)%	15.91%	10.76%	6.32%	5.52%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly[4]	1.52%[5]	1.39%	1.37%	1.29%	1.27%	1.29%

Total expenses after waiver[4]	1.52%[5]	1.43%	1.43%	1.32%	1.31%	1.29%

Total expenses[4]	1.54%[5]	1.44%	1.43%	1.32%	1.31%	1.29%

Net investment income[4]	6.47%[5]	6.03%	5.80%	5.69%	6.48%	6.69%

Dividends to Preferred Shareholders	2.28%[5]	1.88%	1.49%	1.05%	0.46%	0.51%

Net investment income to Common Shareholders	4.19%[5]	4.15%	4.31%	4.64%	6.02%	6.18%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$14,285	$15,134	$16,054	$16,214	$16,929	$17,347

Preferred Shares outstanding at liquidation preference, end of period (000)	$8,500	$8,500	$8,500	$8,500	$8,500	$8,500

Portfolio turnover	24%	40%	57%	15%	13%	17%

Asset coverage end of period (000)	$67,015	$69,526	$72,229	$72,696	$74,795	$76,021

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Florida Municipal Income Trust (BBF)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$15.05	$15.68	$15.48	$15.27	$14.68	$14.57

Net investment income	0.54 [1]	1.07	1.11	1.11	1.12	1.11
Net realized and unrealized gain (loss)	(0.51)	(0.49)	0.26	0.17	0.45	(0.03)
Dividends to Preferred Shareholders from net investment income	(0.16)	(0.31)	(0.27)	(0.17)	(0.08)	(0.08)

Net increase from investment operations	(0.13)	0.27	1.10	1.11	1.49	1.00

Dividends to Common Shareholders from net investment income	(0.44)	(0.90)	(0.90)	(0.90)	(0.90)	(0.89)

Net asset value, end of period	$14.48	$15.05	$15.68	$15.48	$15.27	$14.68

Market price, end of period	$14.64	$15.10	$16.30	$15.25	$14.40	$13.36

Total Investment Return[2]
Based on net asset value	(0.80)%[3]	1.78%	7.34%	7.63%	11.02%	7.39%

Based on market price	(0.04)%[3]	(1.76)%	13.26%	12.44%	15.04%	4.30%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly[4]	1.00%[5]	0.96%	0.92%	0.90%	0.93%	0.94%

Total expenses after waiver[4]	1.00%[5]	0.97%	0.93%	0.91%	0.93%	0.95%

Total expenses[4]	1.26%[5]	1.28%	1.30%	1.30%	1.32%	1.35%

Net investment income[4]	7.32%[5]	7.02%	7.12%	7.16%	7.49%	7.50%

Dividends to Preferred Shareholders	2.16%[5]	2.04%	1.75%	1.11%	0.55%	0.53%

Net investment income to Common Shareholders	5.16%[5]	4.98%	5.37%	6.05%	6.94%	6.97%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$96,791	$100,564	$104,451	$102,944	$101,512	$97,589

Preferred Shares outstanding at liquidation preference, end of period (000)	$57,550	$57,550	$57,550	$57,550	$57,550	$57,550

Portfolio turnover	9%	25%	20%	10%	10%	19%

Asset coverage end of period (000)	$67,046	$68,688	$70,391	$69,729	$69,101	$67,394

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	57

Financial Highlights	BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.57	$14.47	$14.48	$14.79	$14.90	$14.64

Net investment income	0.42 [1]	0.91	0.85	0.87	0.97	1.00
Net realized and unrealized gain (loss)	(0.87)	(0.70)	0.34	(0.21)	(0.20)	0.12
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.11)	(0.23)	(0.20)	(0.15)	(0.07)	(0.06)
Net realized gain	(0.01)	(0.02)	(0.03)	—	—	—

Net increase (decrease) from investment operations	(0.57)	(0.04)	0.96	0.51	0.70	1.06

Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.82)	(0.84)	(0.82)	(0.81)	(0.80)
Net realized gain	(0.03)	(0.04)	(0.13)	—	—	—

Total dividends and distributions	(0.44)	(0.86)	(0.97)	(0.82)	(0.81)	(0.80)

Net asset value, end of period	$12.56	$13.57	$14.47	$14.48	$14.79	$14.90

Market price, end of period	$15.51	$14.96	$15.95	$14.70	$15.00	$14.80

Total Investment Return[2]

Based on net asset value	(4.56)%[3]	(1.03)%	6.14%	3.43%	5.00%	7.48%

Based on market price	6.91%[3]	(1.02)%	15.25%	3.53%	7.14%	17.59%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly[4]	1.74%[5]	1.40%	1.41%	1.34%	1.34%	1.39%

Total expenses after waiver[4]	1.74%[5]	1.47%	1.51%	1.37%	1.37%	1.39%

Total expenses[4]	1.76%[5]	1.48%	1.51%	1.37%	1.37%	1.39%

Net investment income[4]	6.52%[5]	6.49%	5.91%	5.89%	6.50%	6.72%

Dividends to Preferred Shareholders	1.85%[5]	1.67%	1.41%	1.00%	0.47%	0.41%

Net investment income to Common Shareholders	4.67%[5]	4.82%	4.50%	4.89%	6.03%	6.31%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$12,702	$13,694	$14,576	$14,581	$14,900	$15,007

Preferred Shares outstanding at liquidation preference, end of period (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500

Portfolio turnover	6%	31%	27%	19%	12%	4%

Asset coverage end of period (000)	$67,340	$70,649	$73,603	$73,612	$74,670	$75,026

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Stock Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock New Jersey Municipal Income Trust (BNJ)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$15.49	$16.35	$15.87	$15.38	$14.59	$14.29

Net investment income	0.55 [1]	1.14	1.17	1.17	1.16	1.15
Net realized and unrealized gain (loss)	(0.66)	(0.74)	0.52	0.42	0.61	0.11
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.18)	(0.30)	(0.26)	(0.18)	(0.08)	(0.08)
Net realized gain	(0.01)	—	—	—	—	—

Net increase (decrease) from investment operations	(0.30)	0.10	1.43	1.41	1.69	1.18

Dividends and distributions to Common Shareholders from:
Net investment income	(0.48)	(0.96)	(0.95)	(0.92)	(0.90)	(0.88)
Net realized gain	(0.04)	—	—	—	—	—

Total dividends and distributions	(0.52)	(0.96)	(0.95)	(0.92)	(0.90)	(0.88)

Net asset value, end of period	$14.67	$15.49	$16.35	$15.87	$15.38	$14.59

Market price, end of period	$16.66	$16.90	$18.40	$15.91	$14.45	$14.04

Total Investment Return[2]

Based on net asset value	(2.14)%[3]	0.17%	9.18%	9.60%	12.29%	8.68%

Based on market price	1.87%[3]	(2.89)%	22.56%	16.95%	9.63%	9.59%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after fees waived and paid indirectly[4]	0.99%[5]	0.93%	0.89%	0.89%	0.91%	0.93%

Total expenses after waiver[4]	0.99%[5]	0.94%	0.91%	0.90%	0.91%	0.94%

Total expenses[4]	1.24%[5]	1.24%	1.27%	1.28%	1.30%	1.34%

Net investment income[4]	7.31%[5]	7.18%	7.31%	7.37%	7.74%	7.85%

Dividends to Preferred Shareholders	1.91%[5]	1.86%	1.63%	1.12%	0.56%	0.57%

Net investment income to Common Shareholders	5.40%[5]	5.32%	5.68%	6.25%	7.18%	7.28%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$110,357	$116,152	$121,987	$117,739	$114,019	$108,172

Preferred Shares outstanding at liquidation preference, end of period (000)	$63,800	$63,800	$63,800	$63,800	$63,800	$63,800

Portfolio turnover	5%	23%	2%	6%	16%	13%

Asset coverage, end of period (000)	$68,243	$70,528	$72,812	$71,142	$69,682	$67,387

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Stock Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	59

Financial Highlights	BlackRock New York Investment Quality Municipal Trust (RNY)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$14.40	$15.18	$15.03	$15.35	$15.34	$15.47

Net investment income	0.45 [1]	0.95	0.97	0.96	0.96	1.03
Net realized and unrealized gain (loss)	(0.47)	(0.61)	0.37	(0.26)	—	(0.21)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.10)	(0.25)	(0.21)	(0.14)	(0.07)	(0.07)
Net realized gain	(0.04)	(0.01)	(0.02)	—	—	—

Net increase (decrease) from investment operations	(0.16)	0.08	1.11	0.56	0.89	0.75

Dividends and distributions to Common Shareholders from:
Net investment income	(0.40)	(0.85)	(0.88)	(0.88)	(0.88)	(0.88)
Net realized gain	(0.10)	(0.01)	(0.08)	—	—	—

Total dividends and distributions	(0.50)	(0.86)	(0.96)	(0.88)	(0.88)	(0.88)

Net asset value, end of period	$13.74	$14.40	$15.18	$15.03	$15.35	$15.34

Market price, end of period	$14.28	$15.39	$16.65	$14.75	$14.50	$14.18

Total Investment Return[2]
Based on net asset value	(1.12)%[3]	0.10%	7.32%	3.97%	6.48%	5.42%

Based on market price	(3.85)%[3]	(2.46)%	19.95%	8.01%	8.81%	4.69%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly[4]	1.45%[5]	1.24%	1.25%	1.20%	1.21%	1.24%

Total expenses after waiver[4]	1.45%[5]	1.29%	1.33%	1.24%	1.24%	1.24%

Total expenses[4]	1.46%[5]	1.29%	1.33%	1.24%	1.24%	1.24%

Net investment income[4]	6.49%[5]	6.42%	6.48%	6.30%	6.29%	6.68%

Dividends to Preferred Shareholders	1.42%[5]	1.72%	1.42%	0.91%	0.46%	0.44%

Net investment income to Common Shareholders	5.07%[5]	4.70%	5.06%	5.39%	5.83%	6.24%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$18,009	$18,848	$19,839	$19,643	$20,066	$20,053

Preferred Shares outstanding at liquidation preference, end of period (000)	$9,800	$9,800	$9,800	$9,800	$9,800	$9,800

Portfolio turnover	5%	37%	24%	10%	23%	36%

Asset coverage, end of period (000)	$70,942	$73,090	$75,614	$75,111	$76,195	$76,159

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Stock Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock New York Municipal Income Trust (BNY)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$15.11	$15.88	$15.44	$15.28	$14.76	$14.47

Net investment income	0.55 [1]	1.11	1.13	1.14	1.14	1.14
Net realized and unrealized gain (loss)	(0.59)	(0.70)	0.47	0.09	0.36	0.13
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.14)	(0.28)	(0.26)	(0.17)	(0.08)	(0.09)
Net realized gain	(0.01)	—	—	—	—	—

Net increase (decrease) from investment operations	(0.19)	0.13	1.34	1.06	1.42	1.18

Dividends and distributions to Common Shareholders from:
Net investment income	(0.45)	(0.90)	(0.90)	(0.90)	(0.90)	(0.89)
Net realized gain	(0.03)	—	—	—	—	—

Total dividends and distributions	(0.48)	(0.90)	(0.90)	(0.90)	(0.90)	(0.89)

Net asset value, end of period	$14.44	$15.11	$15.88	$15.44	$15.28	$14.76

Market price, end of period	$16.12	$15.55	$17.35	$15.19	$13.99	$13.45

Total Investment Return[2]
Based on net asset value	(1.36)%[3]	0.64%	8.91%	7.38%	10.46%	8.84%

Based on market price	7.00%[3]	(5.20)%	20.95%	15.38%	10.99%	6.95%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after fees waived and paid indirectly[4]	0.96%[5]	0.92%	0.87%	0.86%	0.87%	0.88%

Total expenses after waiver[4]	0.96%[5]	0.92%	0.88%	0.87%	0.87%	0.89%

Total expenses[4]	1.21%[5]	1.22%	1.25%	1.26%	1.27%	1.29%

Net investment income[4]	7.44%[5]	7.23%	7.30%	7.35%	7.62%	7.73%

Dividends to Preferred Shareholders	1.92%[5]	1.84%	1.69%	1.08%	0.56%	0.62%

Net investment income to Common Shareholders	5.52%[5]	5.39%	5.61%	6.27%	7.06%	7.11%

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$182,863	$190,962	$199,717	$193,457	$191,274	$184,874

Preferred Shares outstanding at liquidation preference, end of period (000)	$109,750	$109,750	$109,750	$109,750	$109,750	$109,750

Portfolio turnover	3%	23%	27%	24%	13%	14%

Asset coverage, end of period (000)	$66,655	$68,509	$70,502	$69,073	$68,575	$67,115

[1]	Based on average shares outstanding.
[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to Preferred Stock Shareholders.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	61

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Investment Quality Municipal Trust Inc. (“Investment Quality Municipal”), BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust. Investment Quality Municipal, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”), BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) and BlackRock Long-Term Municipal Advantage Trust (“Long-Term Municipal”) were organized as Delaware statutory trusts. The Investment Quality Trusts, Income Trusts and Long-Term Municipal are referred to herein collectively as the “Trusts.” Investment Quality Municipal and Municipal Income are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, closed-end management investment companies. California Investment Quality, California Income, Florida Investment Quality, Florida Income, Long-Term Municipal, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered under the 1940 Act, as non-diversified, closed-end management investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Trust determines, and makes available for publication, the net asset value of its Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Swaps are valued by quoted fair values received daily by the Trusts’ pricing service. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seek to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Trust may engage in various portfolio investment strategies to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial Futures Contracts: The Trusts may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward Interest Rate Swaps: The Trusts may enter into forward interest rate swaps. In a forward interest rate swap, the Trust and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Trust are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When a swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any. The Trusts generally intend to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is

62	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Trust will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: Long-Term Municipal leverages its assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which Long-Term Municipal has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by Long-Term Municipal include the right of Long-Term Municipal (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to Long-Term Municipal. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to Long-Term Municipal, which typically invests the cash in additional municipal securities. Long-Term Municipal’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in Long-Term Municipal’s Schedule of Investments and the proceeds from the transaction are reported as a liability of Long-Term Municipal.

Interest income from the underlying securities is recorded by Long-Term Municipal on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of Long-Term Municipal. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At April 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs was $140,396,746, the related liability for trust certificates was $144,470,000 and the range of interest rates on the liability for trust certificates was 2.41% to 3.84%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, Long-Term Municipal’s investment in TOBs likely will adversely affect Long-Term Municipal’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect Long-Term Municipal’s net asset value per share.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, futures or forward starting swaps), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Trusts amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to holders of Preferred Shares are accrued and determined as described in Note 4.

Income Taxes: It is each of the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to each Trust, and has determined that the adoption of FIN 48 does not have a material impact on each Trust’s financial statements. Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Bank Overdraft: Florida Investment Quality recorded a bank overdraft which resulted from a bank error. Florida Income recorded a bank overdraft which resulted from management estimates of available cash.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trusts’ financial statements disclosures, if any, is currently being assessed.

SEMI-ANNUAL REPORT	APRIL 30, 2008	63

Notes to Financial Statements (continued)

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trusts’ Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, are included in other assets on the Statement of Assets and Liabilities.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Advisor a monthly fee at an annual rate of 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts of the average weekly value of the Trust’s net assets including proceeds from the issuance of preferred shares and TOBs. The Advisor has voluntarily agreed to waive a portion of the investment advisory fee on the Income Trusts as a percentage of net assets including proceeds from the issuance of preferred shares and TOBs as follows: 0.25% for the first five years of each of the Trust’s operations from 2001 through July 31, 2006, 0.20% through July 31, 2007, 0.15% through July 31, 2008, 0.10% through July 31, 2009 and 0.05% through July 31, 2010.

Long-Term Municipal pays the Advisor a monthly fee at an annual rate of 1.00% of the average weekly value of the Trust’s net assets. The Advisor has voluntarily agreed to waive a portion of the investment advisory fee on Long-Term Municipal as a percentage of the average weekly value of the net assets of 0.40% for the first five years of the Trust’s operations from 2006 through 2011 and for declining amounts for the following three years, 0.30% in 2012, 0.20% in 2013 and 0.10% in 2014.

For the six months ended April 30, 2008, the advisor waived the fees, which is shown on the Statements of Operations as fees waived by advisor, as follows:

Waived by the Advisor

Municipal Income	$736,727
Long-Term Municipal	$342,326
California Income	$263,620
Florida Income	$116,056
New Jersey Income	$131,960
New York Income	$220,947

The administration fee to the Advisor is computed weekly and payable monthly based on an annual rate of 0.15% for Investment Quality Municipal and 0.10% for California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality of the Trusts’ average weekly value of the net assets including proceeds from the issuance of Preferred Shares and TOBs.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown on the Statements of Operations as fees waived by advisor. For the six months ended April 30, 2008, the amounts were as follows:

64	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

Waived by the Advisor

Investment Quality Municipal	$16,544
Municipal Income	$13,208
Long-Term Municipal	$2,925
California Investment Quality	$2,012
California Income	$37,456
Florida Investment Quality	$1,567
Florida Income	$6,811
New Jersey Investment Quality	$1,298
New Jersey Income	$8,620
New York Investment Quality	$788
New York Income	$7,423

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to each Trust, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

Pursuant to the terms of their custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008 were as follows:

	Purchases	Sales

Investment Quality Municipal	$39,818,803	$28,411,616
Municipal Income	86,791,651	98,497,154
Long-Term Municipal	41,454,363	74,905,887
California Investment Quality	2,008,232	2,722,622
California Income	46,085,598	70,237,413
Florida Investment Quality	5,294,866	6,368,514
Florida Income	12,756,335	18,602,450
New Jersey Investment Quality	1,261,399	2,321,297
New Jersey Income	8,237,035	14,829,560
New York Investment Quality	1,382,751	2,158,870
New York Income	8,028,297	15,909,610

4. Capital Share Transactions:

Each Investment Quality Trust is authorized to issue 200,000,000 shares of shares, including Preferred Shares, par value $0.01 per share, all of which were initially classified as Common Shares. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts and Long-Term Municipal. The Board is authorized, however, to reclassify any unissued shares without the approval of the Common Shareholders. As of April 30, 2008, the shares owned by an affiliate of the Advisor of Long-Term Municipal were 9,704.

Shares issued and outstanding for the six months ended April 30, 2008 and the year ended October 31, 2007 increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended April 30, 2008	Year Ended October 31, 2007

Investment Quality Municipal	87,230	83,554
Municipal Income	103,240	197,269
Long-Term Municipal	—	36,210
California Investment Quality	73	—
California Income	35,320	61,958
Florida Income	4,954	16,959
New Jersey Investment Quality	2,138	1,972
New Jersey Income	21,965	39,482
New York Investment Quality	2,323	1,724
New York Income	30,415	56,191

Preferred Shares: Preferred Shares of the Trusts have a par value of $0.001 per share and a liquidation preference of $25,000 per share, plus accrued and unpaid dividends, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at April 30, 2008 were as follows:

	Series	Yield

Investment Quality Municipal	T7	3.777%
	T28	2.924%

Municipal Income	M7	3.594%
	T7	3.777%
	W7	3.488%
	R7	3.594%
	F7	3.594%

California Investment Quality	W7	3.488%

California Income	T7	3.777%
	R7	3.594%

Florida Investment Quality	R7	3.595%

Florida Income	T7	3.777%

New Jersey Investment Quality	T7	3.777%

New Jersey Income	R7	3.594%

New York Investment Quality	F7	3.595%

New York Income	W7	3.488%
	F7	3.594%

Each Trust pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. For the six months ended April 30, 2008, Merrill Lynch, Pierce, Fenner & Smith Incorporated earned commissions as follows:

Commissions

Investment Quality Municipal	$65,679
Municipal Income	78,338
California Income	27,699
Florida Income	22,469
New Jersey Income	10,888
New York Income	34,877

Preferred Shares issued and outstanding for each of the Trusts during the six months ended April 30, 2008 and the year ended October 31, 2007 remained constant.

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Trust is required to

SEMI-ANNUAL REPORT	APRIL 30, 2008	65

Notes to Financial Statements (continued)

pay the maximum applicable rate on the Preferred Shares to holders of such shares for each successive dividend period until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the six months ended April 30, 2008, the Preferred Shares of each Trust was successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend rates on the Preferred Shares for each Trust for the six months ended April 30, 2008 were as follows:

	Series	Low	High	Average

Investment Quality Municipal	T7	2.833%	4.600%	3.624%
	T28	3.300%	4.751%	3.928%

Municipal Income	M7	2.600%	4.810%	3.721%
	T7	2.924%	4.600%	3.715%
	W7	3.031%	4.590%	3.755%
	R7	3.010%	4.508%	3.735%
	F7	2.800%	4.508%	3.646%

California Investment Quality	W7	2.350%	4.356%	3.352%

California Income	T7	2.924%	4.810%	3.764%
	R7	3.000%	4.810%	3.498%

Florida Investment Quality	R7	2.818%	5.000%	3.912%

Florida Income	T7	3.016%	4.600%	3.683%

New Jersey Investment Quality	T7	2.853%	4.356%	3.555%

New Jersey Income	R7	2.990%	4.910%	3.724%

New York Investment Quality	F7	2.190%	5.750%	3.649%

New York Income	W7	2.190%	4.780%	2.804%
	F7	2.390%	4.508%	3.371%

Since February 13, 2008 the Preferred Shares of the Trusts failed to clear any of it auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate which ranged from 2.40% to 4.508%. A failed auction is not an event of default for the Trusts but it is a liquidity event for the holders of the Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. An auction for the Trusts’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Shares may not have the ability to sell the Preferred Shares at its liquidation preference.

A Trust may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Statement of Preferences/Certificate of Designation/Articles Supplementary, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Capital Loss Carryforward:

As of October 31, 2007, the following Trusts had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

	Capital Loss Carryforward Amount	Expires

Investment Quality Municipal	$728,359	2014

Municipal Income	$11,431,206	2011
	15,767,388	2012
	4,991,782	2014
	688,471	2015

	$32,878,847

Long-Term Municipal	$701,315	2014

California Investment Quality	$5,173	2015

California Income	$7,607	2011
	4,943,577	2012
	1,350,312	2014

	$6,301,496

Florida Investment Quality	$137,267	2015

Florida Income	$796,318	2012
	426,674	2015

	$1,222,992

New Jersey Investment Quality	$55,066	2015

New Jersey Income	$610,058	2012
	615,254	2015

	$1,225,312

New York Income	$151,220	2012

6. Concentration Risk:

Each Trust’s investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.

66	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (concluded)

7. Subsequent Events:

The Trusts paid an ordinary income dividend in the following amounts per share on June 2, 2008 to shareholders of record on May 15, 2008:

Common Dividend Per Share

Investment Quality Municipal	$0.080000
Municipal Income	0.077500
Long-Term Municipal	0.055000
California Investment Quality	0.048000
California Income	0.076074
Florida Investment Quality	0.044500
Florida Income	0.072875
New Jersey Investment Quality	0.068000
New Jersey Income	0.079625
New York Investment Quality	0.067000
New York Income	0.075339

The dividends declared on preferred shares for the period May 1, 2008 to May 31, 2008 for the Trusts were as follows:

	Series	Dividends Declared

Investment Quality Municipal	T7	228,929
	T28	143,525

Municipal Income	M7	302,189
	T7	296,992
	W7	292,844
	R7	292,680
	F7	299,510

California Investment Quality	W7	20,876

California Income	T7	255,156
	R7	250,062

Florida Investment Quality	R7	25,072

Florida Income	T7	133,953

New Jersey Investment Quality	T7	10,575

New Jersey Income	R7	285,415

New York Investment Quality	F7	28,170

New York Income	W7	213,789
	F7	218,224

On June 2, 2008, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares to be Redeemed	Aggregate Price

Investment Quality Municipal	T7	6/25/2008	436	$10,900,000
	T28	7/9/2008	348	$8,700,000

Municipal Income	M7	6/24/2008	656	$16,400,000
	T7	6/25/2008	656	$16,400,000
	W7	6/26/2008	656	$16,400,000
	R7	6/27/2008	656	$16,400,000
	F7	6/30/2008	656	$16,400,000

California Investment Quality	W7	6/26/2008	27	$675,000

California Income	T7	6/25/2008	621	$15,525,000
	R7	6/27/2008	621	$15,525,000

Florida Investment Quality	R7	6/27/2008	55	$1,375,000

Florida Income	T7	6/25/2008	320	$8,000,000

New Jersey Investment Quality	T7	6/25/2008	17	$425,000

New Jersey Income	R7	6/27/2008	133	$3,325,000

New York Income	W7	6/26/2008	278	$6,950,000
	F7	6/30/2008	278	$6,950,000

The Trusts will finance the Preferred Share redemptions with cash received from TOB transactions.

SEMI-ANNUAL REPORT	APRIL 30, 2008	67

Officers and Trustees

G. Nicholas Beckwith, III, Trustee
Richard E. Cavanagh, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee
Frank J. Fabozzi, Trustee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agents
Common Shares:
Computershare Trust Companies, N.A.
Canton, MA 02021
Preferred Shares:
For the Income Trusts
BNY Mellon Shareowner Services
Jersey City, N.J. 07310
For the Investment Quality Trusts
Deutsche Bank Trust Company Americas
New York, NY 10005

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Fund Address
BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

We are pleased to announce that, effective March 1, 2008, Timothy T. Browse, CFA assumed responsibility for the day-to-day management of BlackRock Investment Quality Municipal Trust’s portfolio. Mr. Browse is a Director of BlackRock, Inc. He joined the firm following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. Previously, he was a Vice President in the Municipal Tax-Exempt Fund Management group of MLIM from 2004 to 2006. Prior to joining MLIM, Mr. Browse was a Vice President, Portfolio Manager and Team Leader of the Municipal Investments Team with Lord Abbett & Co. from 2000 to 2003, and Vice President and Portfolio Manager in the Municipal Fund Management group of Eaton Vance Management, Inc. from 1992 to 2000.

We are pleased to announce that, effective March 1, 2008, Fred Stuebe assumed responsibility for the day-to-day management of BlackRock New Jersey Investment Quality Municipal Trust’s portfolio and BlackRock New Jersey Municipal Income Trust’s portfolio. Mr. Stuebe is a Director of BlackRock, Inc. He joined the firm following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. Previously, he was a Director and Portfolio Manager in the Municipal Tax-Exempt Fund Management group of MLIM from 1989 to 2006. Prior to joining MLIM, Mr. Stuebe was a Portfolio Manager in the Municipal Tax-Exempt Investments group of Old Republic Insurance Company in Chicago from 1984 to 1989.

68	SEMI-ANNUAL REPORT	APRIL 30, 2008

Additional Information

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

Section 19 Notices

These amounts are sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and source for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year end and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative Distributions by Character				Percentage of Fiscal Year to Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Comman Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

New York Investment Quality Municipal Trust	$0.067	$0.101803	$—	$0.168803	40%	60%	—	100%

SEMI-ANNUAL REPORT	APRIL 30, 2008	69

Additional Information (concluded)

Deposit Securities

Effective May 30, 2008, following approval by the Trusts’ Board and the applicable ratings agencies, the definition of “Deposited Securities” in the Trusts’ Statement of Preference/Certificate of Designation/Articles Supplementary was amended in order to facilitate the redemption of the Trusts’ Preferred Shares. The following phrase was added to the definition of “Deposit Securities” found in the Trusts’ Statement of Preference/Certificate of Designation/Articles Supplementary:

; provided, however, that solely in connection with any redemption of AMPS, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Corporation, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date; and (ii) cash amounts due and payable to the Corporation out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively,“Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	SEMI-ANNUAL REPORT	APRIL 30, 2008

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-SEMI-2-0408

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 23, 2008